 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 December 31, 2000

                                                              PAGE
                                                              ----
Shareholder's Letter........................................    2
Market Commentary...........................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets and Liabilities.......................   14
  Statement of Operations...................................   17
  Statement of Changes in Net Assets........................   20
  Notes to the Financial Statements.........................   24
  Financial Highlights......................................   34
  Report of Independent Accountants.........................   41
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   42
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   45
  Portfolio of Investments The Internet Infrastructure
     Portfolio..............................................   48
  Portfolio of Investments The Internet Global Growth
     Portfolio..............................................   50
  Portfolio of Investments The New Paradigm Portfolio.......   55
  Portfolio of Investments The Medical Portfolio............   59
  Portfolio of Investments The Middle East Growth
     Portfolio..............................................   64
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   67
  Portfolio of Investments The Asia Technology Portfolio....   70
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   73
  Portfolio of Options Written The Internet Portfolio.......   74
  Portfolio of Options Written The Internet Global Growth
     Portfolio..............................................   75
  Portfolio of Options Written The New Paradigm Portfolio...   76
  Portfolio of Options Written The Medical Portfolio........   77
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   80
  Statement of Assets and Liabilities.......................   81
  Statement of Operations...................................   84
  Statement of Changes in Net Assets........................   88
  Notes to the Financial Statements.........................   91
  Report of Independent Accountants.........................  102

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Fellow Shareholders:

     We are pleased to present the Kinetics Mutual Funds annual report for the period ended December 31, 2000. The Year 2000 was a year of great expansion for the Kinetics Funds Family. We have grown steadily from our initial flagship product, The Internet Fund, launched in 1996, to our encore offering in 1999, The Medical Fund, to our current total of eleven Kinetics fund portfolios. As always, we thank our investors for their interest and response and will strive to continue to provide our shareholders, who now number over 100,000, with innovative investment products and rewarding investment returns for the long-term investor.

     THE INTERNET FUND has provided investors with one of the first opportunities to participate in the early stages of the Internet's dramatic growth, and THE MEDICAL FUND offers a unique exposure to investing in scientific discovery within the exciting field of medical research and the development of cancer treatments and therapies.

     In 2000, Kinetics provided shareholders with a variety of new choices in the emerging Internet investment arena. THE INTERNET INFRASTRUCTURE FUND is dedicated to those companies that stand to prosper from the ongoing build-out of the Net's foundation. THE INTERNET EMERGING GROWTH FUND zeroes in on the early life cycle companies that are positioned on the edge of the curve in this dynamic and growing sector. THE INTERNET GLOBAL GROWTH FUND targets early stage opportunities available in the Internet arena overseas.

     THE NEW PARADIGM FUND is in a more traditional fund category, large cap growth, but with a non-traditional approach of investing in blue chip companies poised to turn the growth of the Internet to their advantage. THE SMALL CAP OPPORTUNITIES FUND has a unique focus on under-followed and special situation stocks.

     In the past year, Kinetics has expanded its sector offerings further to include two new funds dedicated to particularly promising regions at the forefront of innovative industries and technologies, THE MIDDLE EAST GROWTH FUND and THE ASIA TECHNOLOGY FUND.

     Our newest portfolio, THE ENERGY FUND, launched on December 29, 2000, explores both traditional and alternative energy stocks.

     Finally, THE KINETICS GOVERNMENT MONEY MARKET FUND, which allows our shareholders a convenient short-term investment vehicle, rounds out our product offerings.

     We continue to reach out to our shareholders on a regular basis to provide timely and insightful information regarding Kinetics Funds, via our website www.kineticsfunds.com. It provides a broad array of information, including recent portfolio holdings, investment commentary, newsflashes, most recent performance data and on-line access to account information.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

     /s/ Steven R. Samson
     Steven R. Samson
     President
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 YEAR 2000 MARKET COMMENTARY

     Dear Fellow Shareholders:

     The final year of the 20th Century proved to be a most challenging one, but in ways few imagined at its outset. The question at the outset of 2000 was "are we in the midst of a profound revolution toward a digital economy highlighted by the unprecedented growth and market gains in Internet and technology shares, and for how long will it continue?"

     On January 1, 2000 we all heaved a collective sigh of relief as significant Y2K computer bugs failed to materialize. The early first quarter financial markets were marked by repeated short-term directional swings and heightened volatility with a modest rally in technology shares that culminated in one of the most significant inflection points in recent memory. The end of the first quarter was marked with a profound shift in investor psychology away from "new economy" metrics of growth and momentum factors back towards more traditional "old economy" market metrics of earnings fundamentals and strong corporate financial positioning.

     While it has long been our contention that many of the "new economy" companies would fail given the number that have entered the public market in the past several years and inadequacies of their capital structures, it has been extraordinary that the market has taken down most companies that are technology based.

     For our part, Kinetics recognized the growing unsustainability of some of the frothier sectors of the market back in the latter half of 1999, and we have sought to position our Internet-related portfolios into those companies that we felt would benefit mightily from the shift to the new economy while also exhibiting strong fundamentals in balance sheet and market valuations.

     Our concern at the outset of 2000 for undercapitalized companies, and their looming inability to revisit the capital markets to fund future "burn rate", proved to be well founded as the year unfolded. We avoided companies that touted growth rates in metrics such as "eye-balls", "hits" and "new members" (for free and fundamentally unprofitable services), many of those seeing their market values reduced by 90% or more. Unfortunately, the broad market decline proved too powerful to avoid material damage to the value of most of our portfolios. This was most evident in the early life cycle and venture capital securities held by The Internet Emerging Growth Fund and The Internet Fund.

     As we have stated in the past, it is the normal course of capital markets to oscillate between optimism and pessimism. It is this oscillation that is the permanent feature of capital markets, and investors are inevitably exposed to these fluctuations. However, the important test in looking ahead is in finding companies that have well thought out business models, positioning and funding to execute their plans regardless of the short-term market swings. Periods of pessimism and declining share prices will ultimately be followed by periods of optimism and rising share prices. We remain convinced that the operating business success of many of the companies we invest in will translate into higher share prices. Forecasts of when the market demons will disappear are usually futile. So, in light of the excellent business characteristics of many of the fund investments, we must wait for better times in the technology sector.

     On the positive side there were a number of segments that performed particularly well during 2000, and shareholders in several of our funds were rewarded with solid returns. In particular, well-capitalized blue chip corporations reinventing their business models to take advantage of the digital economy have benefited significantly from the Internet's build-out. While these companies were not the first to recognize the true benefits of the Internet's development, they may well be the true beneficiaries. The New Paradigm Fund is well positioned in this segment.

     Pharmaceutical and biotechnology companies that The Medical Fund invests in had a tremendous year due in part to the mapping of the human genome. One area this has benefited is cancer research as pharmaceutical companies are able to speed their search for the appropriate genes and develop corresponding treatments. The Medical Fund's investments in large diversified pharmaceutical companies and smaller biotech companies that are more concentrated in cancer research has provided strong returns while mitigating downside risk.

     Another sector that performed well in 2000 that has been overlooked in the past few years are small cap issues. The Small Cap Opportunities Fund's concentration on overlooked companies and special situations has lessened its downside risk and has benefited from investors shifting from growth stocks to value stocks.

     Has the market experienced a permanent fundamental transformation with the advent of the "new economy" and do the old rules no longer apply? In all major "revolutions" there are some things that are forever changed, and some rules of business that we can rely on to hold true in the long run. It is certain that businesses, both high-tech and old economy, have forever changed the way they do certain things from just five years ago. However, they cannot afford to ignore the fundamentals of their businesses. Those with no reasonable prospects for profitability will not last for long in any market cycle as some in the Internet sector have recently witnessed. True long-term investing seeks to go beyond near-term market cycles and capitalize on the long-term trends through companies that have both vision in a changing world and discipline in the constants of business.

     Clearly, the good times in market valuations did not continue for the new economy, at least during the Year 2000. But the transformation of our economy to one firmly rooted in technological infrastructure advances continues at a remarkable pace. Although market valuations for many of the tech high fliers have returned to more rational levels, and many poorly capitalized companies have closed shop, those emerging from 2000 with their business fundamentals intact have a wealth of opportunity in front of them. This is our vision for the future and we hope to provide our shareholders with many innovative investment portfolios to enable them to achieve their financial goals.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

     /s/ Peter B. Doyle

     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE

     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROSPECTUS, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE NEW PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY, THEIR SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES, AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS.

     INTERNATIONAL INVESTING [FOR THE INTERNET GLOBAL GROWTH FUND, THE MIDDLE EAST GROWTH FUND AND THE ASIA TECHNOLOGY FUND] PRESENTS SPECIAL RISKS INCLUDING CURRENCY EXCHANGE FLUCTUATION, GOVERNMENT REGULATIONS, AND THE POTENTIAL FOR POLITICAL AND ECONOMIC INSTABILITY. THE FUNDS' SHARE PRICE IS EXPECTED TO BE MORE VOLATILE THAN THAT OF A U.S.-ONLY FUND.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A
     CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2001 -- KINETICS ASSET MANAGEMENT, INC.

HOW A $10,000 INVESTMENT HAS GROWN:

The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over the period. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

S&P 500 INDEX -- The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of all dividends, but does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds' portfolio. It is not possible to directly invest in an index.

NASDAQ COMPOSITE INDEX -- The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds' portfolio. It is not possible to directly invest in an index.

                               THE INTERNET FUND
                       OCTOBER 21, 1996-DECEMBER 31, 2000

[THE INTERNET FUND LINE GRAPH]

                                                          FUND                       S&P 500                NASDAQ COMPOSITE
                                                          ----                       -------                ----------------
10/21/96                                            $    10000                      $  10000                   $  10000
12/96                                                     9420                         10466                      10396
                                                          7420                         10746                       9842
                                                          8780                         12623                      11636
                                                         11020                         13568                      13614
12/97                                                    10620                         13958                      12698
                                                         13700                         15905                      14860
                                                         19000                         16430                      15353
                                                         17140                         14796                      13739
12/98                                                    31451                         17947                      17803
                                                         60720                         18841                      20001
                                                         67002                         20169                      21844
                                                         59260                         18910                      22348
12/99                                                    99542                         21723                      33137
                                                        107628                         22221                      37250
                                                         71659                         21631                      32321
                                                         65093                         21421                      29944
12/00                                                    48280                         19745                      20153

                                                               ENDED 12/31/00
                                                     -----------------------------------
                                                                                NASDAQ
                                                      FUND        S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                             -51.50%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Three Years                                           65.66%      12.25%         16.63%
----------------------------------------------------------------------------------------
Since Inception
  (10/21/96)                                          45.48%      17.58%         18.16%
----------------------------------------------------------------------------------------

                       THE INTERNET EMERGING GROWTH FUND
                      DECEMBER 31, 1999-DECEMBER 31, 2000

[LINE GRAPH]

                                                INTERNET EMERGING GROWTH
                                                          FUND                       S&P 500                NASDAQ COMPOSITE
                                                ------------------------             -------                ----------------
12/31/99                                             $    10000                  $    10000                  $    10000
                                                          10010                        9529                        9762
                                                          12050                        9348                       11637
3/00                                                      10770                       10263                       11332
                                                           7640                        9954                        9568
                                                           6470                        9750                        8430
6/00                                                       7060                        9990                        9832
                                                           6520                        9834                        9339
                                                           6700                       10445                       10430
9/00                                                       5960                        9893                        9109
                                                           5260                        9852                        8358
                                                           4100                        9075                        6445
12/00                                                      3690                        9120                        6131

                                                               ENDED 12/31/00
                                                     -----------------------------------
                                                                                NASDAQ
                                                      FUND        S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                             -63.10%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                         -63.00%      -8.76%        -38.53%
----------------------------------------------------------------------------------------

                        THE INTERNET INFRASTRUCTURE FUND
                      DECEMBER 31, 1999-DECEMBER 31, 2000

[LINE GRAPH]

                                                 INTERNET INFRASTRUCTURE
                                                          FUND                       S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
12/31/99                                           $      10000                   $   10000                $      10000
                                                          10070                        9529                        9762
                                                          11690                        9348                       11637
3/00                                                      11530                       10263                       11332
                                                           9270                        9954                        9568
                                                           8140                        9750                        8430
6/00                                                       8400                        9990                        9832
                                                           7990                        9834                        9339
                                                           7940                       10445                       10430
9/00                                                       7270                        9893                        9109
                                                           7070                        9852                        8358
                                                           5590                        9075                        6445
12/00                                                      5430                        9120                        6131

                                                               ENDED 12/31/00
                                                     -----------------------------------
                                                                                NASDAQ
                                                      FUND        S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                             -45.70%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                         -45.61%      -8.76%        -38.53%
----------------------------------------------------------------------------------------

                        THE INTERNET GLOBAL GROWTH FUND
                      DECEMBER 31, 1999-DECEMBER 31, 2000

[GRAPH]

                                                 INTERNET GLOBAL GROWTH
                                                          FUND                       S&P 500                NASDAQ COMPOSITE
                                                 ----------------------              -------                ----------------
12/31/99                                           $      10000                  $    10000                  $    10000
                                                          10380                        9529                        9762
                                                          12390                        9348                       11637
3/00                                                      11700                       10263                       11332
                                                           9670                        9954                        9568
                                                           8510                        9750                        8430
6/00                                                       9180                        9990                        9832
                                                           8630                        9834                        9339
                                                           8690                       10445                       10430
9/00                                                       7700                        9893                        9109
                                                           7150                        9852                        8358
                                                           5960                        9075                        6445
12/00                                                      6218                        9120                        6131

                                                               ENDED 12/31/00
                                                     -----------------------------------
                                                                                NASDAQ
                                                      FUND        S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                             -37.82%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                         -37.74%      -8.76%        -38.53%
----------------------------------------------------------------------------------------

                             THE NEW PARADIGM FUND
                      DECEMBER 31, 1999-DECEMBER 31, 2000

[LINE GRAPH]

                                                    NEW PARADIGM FUND                S&P 500                NASDAQ COMPOSITE
                                                    -----------------                -------                ----------------
12/31/99                                            $     10000                   $   10000                  $    10000
                                                           9660                        9529                        9762
                                                           9800                        9348                       11637
3/00                                                      10200                       10263                       11332
                                                           8980                        9954                        9568
                                                           8790                        9750                        8430
6/00                                                       8920                        9990                        9832
                                                           8940                        9834                        9339
                                                           9190                       10445                       10430
9/00                                                       9370                        9893                        9109
                                                           9630                        9852                        8358
                                                           9600                        9075                        6445
12/00                                                     10400                        9120                        6131

                                                                ENDED 12/31/00
                                                       ---------------------------------
                                                                                NASDAQ
                                                       FUND       S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                               4.00%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                           3.99%      -8.76%        -38.53%
----------------------------------------------------------------------------------------

                                THE MEDICAL FUND
                      SEPTEMBER 30, 1999-DECEMBER 31, 2000

[GRAPH]

                                                      MEDICAL FUND                   S&P 500                NASDAQ COMPOSITE
                                                      ------------                   -------                ----------------
9/30/99                                               $   10000                    $  10000                 $     10000
                                                          10490                       10753                       10867
                                                          11390                       10972                       12224
12/99                                                     13350                       11618                       14914
                                                          15220                       11034                       14443
                                                          18690                       10825                       17217
3/00                                                      16910                       11884                       16765
                                                          15970                       11527                       14156
                                                          16240                       11290                       12472
6/00                                                      19360                       11569                       14547
                                                          18640                       11388                       13818
                                                          20470                       12095                       15432
9/00                                                      21130                       11456                       13477
                                                          20940                       11408                       12366
                                                          20330                       10509                        9536
12/00                                                     20980                       10560                        9070

                                                                ENDED 12/31/00
                                                      ----------------------------------
                                                                                NASDAQ
                                                       FUND       S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
One Year                                              57.15%      -9.08%        -39.10%
----------------------------------------------------------------------------------------
Since Inception
  (9/30/99)                                           80.55%       4.43%         -7.46%
----------------------------------------------------------------------------------------

                          THE MIDDLE EAST GROWTH FUND
                        MARCH 10, 2000-DECEMBER 31, 2000

[GRAPH]

                                                 MIDDLE EAST GROWTH FUND             S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
3/10/00                                           $        10000               $      10000                 $     10000
                                                           9030                       10697                        9062
                                                           8360                       10375                        7651
                                                           8130                       10162                        6741
6/00                                                       8420                       10412                        7863
                                                           8230                       10250                        7469
                                                           8490                       10886                        8341
9/00                                                       8250                       10312                        7284
                                                           7520                       10268                        6684
                                                           7390                        9459                        5154
12/00                                                      7560                        9505                        4903

                                                                 ENDED 12/31/00
                                                       ----------------------------------
                                                                                 NASDAQ
                                                        FUND       S&P 500      COMPOSITE
-----------------------------------------------------------------------------------------
Since Inception
  (3/10/00)                                            -24.40%     -4.95%        -50.97%
-----------------------------------------------------------------------------------------

                        THE SMALL CAP OPPORTUNITIES FUND
                        MARCH 20, 2000-DECEMBER 31, 2000

[GRAPH]

                                                 SMALL CAP OPPORTUNITIES
                                                          FUND                       S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
3/20/00                                           $       10000                   $   10000                    $  10000
                                                           9900                       10235                        9531
                                                           9740                        9927                        8047
                                                           9500                        9723                        7090
6/00                                                      10210                        9963                        8270
                                                          11140                        9807                        7855
                                                          12050                       10416                        8773
9/00                                                      10970                        9866                        7662
                                                          10580                        9825                        7030
                                                           9710                        9051                        5421
12/00                                                     11100                        9095                        5156

                                                                ENDED 12/31/00
                                                      ----------------------------------
                                                                                NASDAQ
                                                       FUND       S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
Since Inception
  (3/20/00)                                           11.00%      -9.05%        -48.44%
----------------------------------------------------------------------------------------

                            THE ASIA TECHNOLOGY FUND
                       OCTOBER 20, 2000-DECEMBER 31, 2000

[GRAPH]

                                                  ASIA TECHNOLOGY FUND               S&P 500                NASDAQ COMPOSITE
                                                  --------------------               -------                ----------------
10/20/00                                            $     10000                    $  10000                   $   10000
                                                           9990                       10295                        9857
11/00                                                      9170                        9483                        7601
12/00                                                      8470                        9530                        7230

                                                               ENDED 12/31/00
                                                     -----------------------------------
                                                                                NASDAQ
                                                      FUND        S&P 500      COMPOSITE
----------------------------------------------------------------------------------------
Since Inception
  (10/20/00)                                         -15.30%      -4.70%        -27.70%
----------------------------------------------------------------------------------------

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                                          THE INTERNET      THE INTERNET
                                          THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE
                                              FUND            FUND              FUND
-----------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios,
    at value*...........................  $453,668,494     $ 4,469,473      $ 9,910,709
  Receivable for Master Portfolio
    interest sold.......................     4,132,662          25,638           29,152
  Receivable for Fund shares sold.......       155,762           9,014           19,959
  Prepaid expenses......................        31,014           9,246            7,115
  Receivable from Adviser...............         3,380              --               --
                                          ------------     -----------      -----------
    Total assets........................   457,991,312       4,513,371        9,966,935
                                          ------------     -----------      -----------
LIABILITIES:
  Payable to Adviser....................            --           8,303            8,981
  Payable to Directors..................         1,186             124              222
  Payable for service fee...............       100,588           1,057            2,289
  Payable for Fund shares repurchased...    24,643,984         101,366          133,444
  Accrued expenses and other
    liabilities.........................       267,243          24,741           30,179
                                          ------------     -----------      -----------
    Total liabilities...................    25,013,001         135,591          175,115
                                          ------------     -----------      -----------
    Net assets..........................  $432,978,311     $ 4,377,780      $ 9,791,820
                                          ============     ===========      ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................  $616,592,573     $15,877,335      $22,480,989
  Undistributed net investment income...            --              --               --
  Undistributed net realized loss on
    investments, options and written
    option contracts....................   (34,765,255)     (3,935,757)      (7,423,168)
  Net unrealized appreciation
    (depreciation) on:
    Investments.........................  (148,861,932)     (7,563,798)      (5,266,001)
    Written option contracts............        12,925              --               --
                                          ------------     -----------      -----------
    Net assets..........................  $432,978,311     $ 4,377,780      $ 9,791,820
                                          ============     ===========      ===========
  Shares outstanding....................    17,949,200       1,186,555        1,802,244
  Net Asset Value, Redemption Price and
    Offering Price per share............  $      24.12     $      3.69      $      5.43
                                          ============     ===========      ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                              THE INTERNET     THE NEW
                                              GLOBAL GROWTH    PARADIGM    THE MEDICAL
                                                  FUND           FUND         FUND
--------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*..................................   $10,545,778    $3,777,685   $63,633,918
  Receivable for Master Portfolio interest
    sold....................................        21,314            --        55,009
  Receivable for Fund shares sold...........         4,920        88,057       366,412
  Prepaid expenses..........................        10,210         6,409        11,637
                                               -----------    ----------   -----------
    Total assets............................    10,582,222     3,872,151    64,066,976
                                               -----------    ----------   -----------
LIABILITIES:
  Payable to Adviser........................         4,660         4,016        19,015
  Payable to Directors......................           322            51           725
  Payable for service fee...................         2,363           731        13,082
  Payable for Master Portfolio interest
    purchased...............................            --        21,601            --
  Payable for Fund shares repurchased.......       159,570        28,637       686,091
  Dividends payable.........................        17,631            --            --
  Accrued expenses and other liabilities....        33,620        14,063        34,537
                                               -----------    ----------   -----------
    Total liabilities.......................       218,166        69,099       753,450
                                               -----------    ----------   -----------
    Net assets..............................   $10,364,056    $3,803,052   $63,313,526
                                               ===========    ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital...........................   $24,621,188    $3,673,190   $50,514,268
  Undistributed net investment loss.........        (6,855)           --            --
  Undistributed net realized gain (loss) on
    investments, options and written option
    contracts...............................    (6,402,595)     (241,440)       37,124
  Net unrealized appreciation (depreciation)
    on:
    Investments.............................    (7,836,537)      363,363    12,658,713
    Written option contracts................       (11,145)        7,939       103,421
                                               -----------    ----------   -----------
    Net assets..............................   $10,364,056    $3,803,052   $63,313,526
                                               ===========    ==========   ===========
  Shares outstanding........................     1,805,877       365,616     3,017,551
  Net Asset Value, Redemption Price and
    Offering Price per share................   $      5.74    $    10.40   $     20.98
                                               ===========    ==========   ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                     THE MIDDLE     THE SMALL                  THE KINETICS
                                        EAST           CAP         THE ASIA     GOVERNMENT
                                       GROWTH     OPPORTUNITIES   TECHNOLOGY      MONEY
                                        FUND          FUND           FUND      MARKET FUND
-------------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master
    Portfolios, at value*..........   $162,244      $503,763       $314,565    $21,424,678
  Receivable for Fund shares
    sold...........................         --        25,126            100     12,819,869
  Prepaid expenses.................        977            49            493          5,113
  Receivable from Adviser..........         --            --          3,931          9,264
                                      --------      --------       --------    -----------
    Total assets...................    163,221       528,938        319,089     34,258,924
                                      --------      --------       --------    -----------
LIABILITIES:
  Payable to Adviser...............      8,010         4,898             --             --
  Payable to Directors.............          3             5             --            409
  Payable for service fee..........         31            89             55          5,404
  Payable for Master Portfolio
    interest purchased.............         --            --             --     12,634,781
  Payable for Fund shares
    repurchased....................         --            --        100,175         66,398
  Dividends payable................         --            --             --          3,989
  Accrued expenses and other
    liabilities....................      7,662         6,652          6,582         15,977
                                      --------      --------       --------    -----------
    Total liabilities..............     15,706        11,644        106,812     12,726,958
                                      --------      --------       --------    -----------
    Net assets.....................   $147,515      $517,294       $212,277    $21,531,966
                                      ========      ========       ========    ===========
NET ASSETS CONSIST OF:
  Paid in capital..................   $210,033      $504,125       $250,003    $21,531,996
  Undistributed net investment
    income.........................         --            --             --             --
  Undistributed net realized gain
    (loss) on investments, options
    and written option contracts...    (27,794)       (4,378)         3,334             --
  Net unrealized appreciation
    (depreciation) on:
    Investments....................    (34,724)       14,482        (41,060)            --
    Written option contracts.......         --         3,065             --             --
                                      --------      --------       --------    -----------
    Net assets.....................   $147,515      $517,294       $212,277    $21,531,996
                                      ========      ========       ========    ===========
  Shares outstanding...............     19,510        46,614         25,063     21,531,996
  Net Asset Value, Redemption Price
    and Offering Price per share...   $   7.56      $  11.10       $   8.47    $      1.00
                                      ========      ========       ========    ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                                            THE INTERNET EMERGING      THE INTERNET
                                       THE INTERNET FUND         GROWTH FUND        INFRASTRUCTURE FUND
                                       ------------------   ---------------------   -------------------
                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                       DECEMBER 31, 2000      DECEMBER 31, 2000      DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM
 MASTER PORTFOLIOS*
 Dividends+..........................    $   1,002,005          $     11,054            $     32,073
 Interest............................        4,055,461               117,514                 139,892
 Income from securities lending......          381,749                 7,493                   3,934
                                         -------------          ------------            ------------
     Total Investment Income.........        5,439,215               136,061                 175,899
                                         -------------          ------------            ------------
EXPENSES
 Expenses allocated from Master
   Portfolios........................        7,363,253               105,641                 172,978
 Investment advisory fees............        5,512,992                36,474                  51,642
 Shareholder servicing fees..........        4,615,985                80,742                 123,167
 Administration fees.................          920,273                 7,230                  11,629
 Reports to shareholders.............          491,202                 3,424                   5,673
 Registration fees...................           50,605                17,446                  21,345
 Professional fees...................          276,267                 8,775                  10,345
 Custodian fees and expenses.........           55,850                 7,051                   5,920
 Directors' fees and expenses........          117,336                   525                     881
 Fund accounting fees................           43,048                17,955                  17,833
 Other expenses......................          249,828                 2,600                   4,889
                                         -------------          ------------            ------------
     Total expenses..................       19,696,639               287,863                 426,302
 Less, expense reimbursement and
   waiver............................         (619,575)             (115,164)               (127,638)
                                         -------------          ------------            ------------
     Net expenses....................       19,077,064               172,699                 298,664
                                         -------------          ------------            ------------
     Net investment loss.............      (13,637,849)              (36,638)               (122,765)
                                         -------------          ------------            ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS ALLOCATED FROM MASTER
 PORTFOLIOS
 Net realized gain (loss) on:
     Investments and foreign
       currency......................       12,380,715            (3,935,757)             (7,423,168)
     Written option contracts expired
       or closed.....................       (1,797,642)                   --                      --
 Net change in unrealized
   appreciation (depreciation) of:
     Investments and foreign
       currency......................     (625,785,290)           (7,563,798)             (5,266,001)
     Written option contracts........          408,190                    --                      --
                                         -------------          ------------            ------------
     Net loss on investments.........     (614,794,027)          (11,499,555)            (12,689,169)
                                         -------------          ------------            ------------
     Net decrease in net assets
       resulting from operations.....    $(628,431,876)         $(11,536,193)           $(12,811,934)
                                         =============          ============            ============
+ Net of Foreign Taxes Withheld of:      $      18,964          $        318            $         63
                                         =============          ============            ============
* Income allocated from Master
 Portfolios includes income before
 entry into a master-feeder fund
 structure of
     Dividends:                          $     365,342          $      4,122            $      8,145
                                         =============          ============            ============
     Interest:                           $   1,254,054          $     41,030            $     47,739
                                         =============          ============            ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                         THE INTERNET GLOBAL        THE NEW            THE MEDICAL
                                             GROWTH FUND         PARADIGM FUND             FUND
                                         -------------------   ------------------   ------------------
                                         FOR THE YEAR ENDED    FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                          DECEMBER 31, 2000    DECEMBER 31, 2000    DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIOS*
 Dividends+............................      $  1,111,950          $  19,450           $   223,994
 Interest..............................            61,273             33,996               183,512
 Income from securities lending........            17,600              1,079                27,066
                                             ------------          ---------           -----------
     Total Investment Income...........         1,190,823             54,525               434,572
                                             ------------          ---------           -----------
EXPENSES
 Expenses allocated from Master
   Portfolios..........................           185,640             55,013               505,541
 Investment advisory fees..............            67,245              8,831               116,491
 Shareholder servicing fees............           131,945             28,259               233,337
 Administration fees...................            13,966              2,111                31,653
 Reports to shareholders...............             6,680                963                12,477
 Registration fees.....................            23,192             15,248                30,724
 Professional fees.....................            10,709              7,156                15,890
 Custodian fees and expenses...........             6,723              3,016                 7,932
 Directors' fees and expenses..........             1,107                164                 2,747
 Fund accounting fees..................            21,893             17,814                17,955
 Other expenses........................             5,363                910                15,792
                                             ------------          ---------           -----------
     Total expenses....................           474,463            139,485               990,539
 Less, expense reimbursement and
   waiver..............................           (87,402)           (83,321)              (96,742)
                                             ------------          ---------           -----------
     Net expenses......................           387,061             56,164               893,797
                                             ------------          ---------           -----------
     Net investment income (loss)......           803,762             (1,639)             (459,225)
                                             ------------          ---------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER
 PORTFOLIOS
 Net realized gain (loss) on:
     Investments and foreign
       currency........................        (6,406,056)          (241,570)              568,568
     Written option contracts expired
       or closed.......................                --                 --                69,850
 Net change in unrealized appreciation
   (depreciation) of:
     Investments and foreign
       currency........................        (7,836,537)           363,363            11,581,519
     Written option contracts..........           (11,145)             7,939               103,421
                                             ------------          ---------           -----------
     Net gain (loss) on investments....       (14,253,738)           129,732            12,323,358
                                             ------------          ---------           -----------
     Net increase (decrease) in net
       assets resulting from
       operations......................      $(13,449,976)         $ 128,093           $11,864,133
                                             ============          =========           ===========
+ Net of Foreign Taxes Withheld of:          $      9,134          $     145           $     9,066
                                             ============          =========           ===========
* Income allocated from Master
 Portfolios includes income before
 entry into a master-feeder fund
 structure of
     Dividends:                              $     22,062          $   2,688           $    58,159
                                             ============          =========           ===========
     Interest:                               $     39,243          $   5,418           $    47,742
                                             ============          =========           ===========

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                                                                           THE KINETICS
                                              THE MIDDLE    THE SMALL CAP     THE ASIA      GOVERNMENT
                                                 EAST       OPPORTUNITIES    TECHNOLOGY    MONEY MARKET
                                             GROWTH FUND        FUND            FUND           FUND
                                             ------------   -------------   ------------   ------------
                                              MARCH 10,       MARCH 20,     OCTOBER 20,    FEBRUARY 3,
                                               2000(1)         2000(1)        2000(1)        2000(1)
                                               THROUGH         THROUGH        THROUGH        THROUGH
                                             DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                 2000           2000            2000           2000
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIOS*
 Dividends+................................    $  1,008       $  2,673        $     58      $       --
   Interest................................       1,302          2,073             692       1,514,381
   Income from securities lending..........          15            140              --              --
                                               --------       --------        --------      ----------
    Total Investment Income................       2,325          4,886             750       1,514,381
                                               --------       --------        --------      ----------
EXPENSES
 Expenses allocated from Master
   Portfolios..............................      22,598         24,083           6,828         181,674
 Investment advisory fees..................         404            290              --           9,255
 Shareholder servicing fees................      13,253         13,529           3,926          87,162
 Administration fees.......................         125            151              22          14,373
 Reports to shareholders...................       1,316          2,000             250          16,371
 Registration fees.........................       3,816          3,556             657           7,902
 Professional fees.........................       4,352          4,359           3,507           8,920
 Custodian fees and expenses...............         854            767              --           1,248
 Directors' fees and expenses..............          13             14              --           1,582
 Fund accounting fees......................      17,247         13,731           4,875          19,511
 Other expenses............................          71             82               8          11,172
                                               --------       --------        --------      ----------
    Total expenses.........................      64,049         62,562          20,073         359,170
 Less, expense reimbursement and waiver....     (59,859)       (57,456)        (19,084)        (46,221)
                                               --------       --------        --------      ----------
    Net expenses...........................       4,190          5,106             989         312,949
                                               --------       --------        --------      ----------
    Net investment income (loss)...........      (1,865)          (220)           (239)      1,201,432
                                               --------       --------        --------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER
 PORTFOLIOS
 Net realized gain (loss) on:
    Investments and foreign currency.......     (27,739)        (8,059)          3,065              --
    Written option contracts expired or
      closed...............................          --          3,682              --              --
 Net change in unrealized appreciation
   (depreciation) of:
    Investments and foreign currency.......     (34,724)        14,482         (41,060)             --
    Written option contracts...............          --          3,065              --              --
                                               --------       --------        --------      ----------
    Net gain (loss) on investments.........     (62,463)        13,170         (37,995)             --
                                               --------       --------        --------      ----------
    Net increase (decrease) in net assets
      resulting from operations............    $(64,328)      $ 12,950        $(38,234)     $1,201,432
                                               ========       ========        ========      ==========
+ Net of Foreign Taxes Withheld of:........    $    326       $     --        $     17      $       --
                                               ========       ========        ========      ==========
* Income allocated from Master Portfolios
 includes income before entry into a
 master-feeder fund structure of
    Dividends:                                 $      2       $     28        $     --      $       --
                                               ========       ========        ========      ==========
    Interest:                                  $    166       $    114        $     --      $   91,074
                                               ========       ========        ========      ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                            THE INTERNET EMERGING
                                             THE INTERNET FUND                   GROWTH FUND
                                  ---------------------------------------   ---------------------
                                  FOR THE YEAR ENDED   FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                  DECEMBER 31, 2000    DECEMBER 31, 1999      DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss...........   $   (13,637,849)      $   (6,993,709)        $    (36,638)
  Net realized gain (loss) on
    sale of investments, foreign
    currency and written option
    contracts expired or
    closed......................        10,583,073          (45,349,047)          (3,935,757)
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options.....................      (625,377,100)         471,769,870           (7,563,798)
                                   ---------------       --------------         ------------
      Net increase ( decrease)
        in net assets resulting
        from operations.........      (628,431,876)         419,427,114          (11,536,193)
                                   ---------------       --------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income.........                --                   --                   --
  Net realized gain on
    securities transactions.....                --             (543,455)                  --
                                   ---------------       --------------         ------------
      Total dividends and
        distributions...........                --             (543,455)                  --
                                   ---------------       --------------         ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares
    sold........................     2,460,572,196        1,458,349,629           22,662,416
  Reinvestment of
    distributions...............                --              506,413                   --
  Cost of shares redeemed.......    (2,562,258,765)        (736,801,628)          (6,749,443)
                                   ---------------       --------------         ------------
      Net increase (decrease) in
        net assets from Fund
        share transactions......      (101,686,569)         722,054,414           15,912,973
                                   ---------------       --------------         ------------
  Total increase (decrease) in
    net assets..................      (730,118,445)       1,140,938,073            4,376,780
NET ASSETS:
  Beginning of period...........     1,163,096,756           22,158,683                1,000
                                   ---------------       --------------         ------------
  End of period*................   $   432,978,311       $1,163,096,756         $  4,377,780
                                   ===============       ==============         ============
*Including undistributed net
  investment income (loss)
  of:...........................   $            --       $   (6,993,709)        $         --
                                   ===============       ==============         ============
CHANGES IN SHARES
  OUTSTANDING:
  Shares sold...................        30,341,030           45,293,582            2,099,072
  Shares issued in reinvestment
    of dividends and
    distributions...............                --                9,786                   --
  Shares redeemed...............       (35,780,643)         (23,324,386)            (912,617)
                                   ---------------       --------------         ------------
      Net increase (decrease) in
        shares outstanding......        (5,439,613)          21,978,982            1,186,455
                                   ===============       ==============         ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                      THE INTERNET       THE INTERNET GLOBAL        THE NEW
                                   INFRASTRUCTURE FUND       GROWTH FUND         PARADIGM FUND
                                   -------------------   -------------------   ------------------
                                   FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2000     DECEMBER 31, 2000    DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...      $  (122,765)          $   803,762          $    (1,639)
  Net realized loss on sale of
    investments, foreign currency
    and written option contracts
    expired or closed............       (7,423,168)           (6,406,056)            (241,570)
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options......................       (5,266,001)           (7,847,682)             371,302
                                       -----------           -----------          -----------
      Net increase ( decrease) in
        net assets resulting from
        operations...............      (12,811,934)          (13,449,976)             128,093
                                       -----------           -----------          -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income..........               --              (808,925)                  --
  Net realized gain on securities
    transactions.................               --                    --                   --
                                       -----------           -----------          -----------
      Total dividends and
        distributions............               --              (808,925)                  --
                                       -----------           -----------          -----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares
    sold.........................       31,410,570            38,804,935            5,464,123
  Reinvestment of
    distributions................               --               791,294                   --
  Cost of shares redeemed........       (8,807,816)          (14,974,272)          (1,790,164)
                                       -----------           -----------          -----------
      Net increase in net assets
        from Fund share
        transactions.............       22,602,754            24,621,957            3,673,959
                                       -----------           -----------          -----------
Total increase in net assets.....        9,790,820            10,363,056            3,802,052
NET ASSETS:
  Beginning of period............            1,000                 1,000                1,000
                                       -----------           -----------          -----------
  End of period*.................      $ 9,791,820           $10,364,056          $ 3,803,052
                                       ===========           ===========          ===========
*Including undistributed net
  investment income (loss) of:...      $        --           $    (6,855)         $        --
                                       ===========           ===========          ===========
CHANGES IN SHARES
  OUTSTANDING:
  Shares sold....................        2,890,935             3,334,974              554,927
  Shares issued in reinvestment
    of dividends and
    distributions................               --               137,856                   --
  Shares redeemed................       (1,088,791)           (1,667,053)            (189,411)
                                       -----------           -----------          -----------
      Net increase in shares
        outstanding..............        1,802,144             1,805,777              365,516
                                       ===========           ===========          ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                   THE MIDDLE EAST
                                                 THE MEDICAL FUND                    GROWTH FUND
                                    ------------------------------------------   --------------------
                                                         SEPTEMBER 30, 1999(1)    MARCH 10, 2000(1)
                                    FOR THE YEAR ENDED          THROUGH                THROUGH
                                       DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                                           2000                  1999                    2000
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss..............     $   (459,225)          $   (8,305)             $  (1,865)
 Net realized gain (loss) on sale
   of investments, foreign
   currency and written option
   contracts expired or closed....          638,418                6,812                (27,739)
 Net change in unrealized
   appreciation (depreciation) of
   investments, foreign currency
   and written options............       11,684,940            1,077,194                (34,724)
                                       ------------           ----------              ---------
     Net increase (decrease) in
       net assets resulting from
       operations.................       11,864,133            1,075,701                (64,328)
                                       ------------           ----------              ---------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income............               --                   --                     --
 Net realized gain on securities
   transactions...................               --                   --                     --
                                       ------------           ----------              ---------
     Total dividends and
       distributions..............               --                   --                     --
                                       ------------           ----------              ---------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold....      100,802,217            6,388,440                412,077
 Reinvestment of distributions....               --                   --                     --
 Cost of shares redeemed..........      (56,296,382)            (620,583)              (200,234)
                                       ------------           ----------              ---------
     Net increase in net assets
       from Fund share
       transactions...............       44,505,835            5,767,857                211,843
                                       ------------           ----------              ---------
 Total increase in net assets.....       56,369,968            6,843,558                147,515
NET ASSETS:
 Beginning of period..............        6,943,558              100,000                     --
                                       ------------           ----------              ---------
 End of period*...................     $ 63,313,526           $6,943,558              $ 147,515
                                       ============           ==========              =========
*Including undistributed net
 investment income (loss) of:.....     $         --           $   (8,305)             $      --
                                       ============           ==========              =========
CHANGES IN SHARES
 OUTSTANDING:
 Shares sold......................        4,825,114              562,970                 44,626
 Shares issued in reinvestment of
   dividends and distributions....               --                   --                     --
 Shares redeemed..................       (2,327,543)             (52,990)               (25,116)
                                       ------------           ----------              ---------
     Net increase in shares
       outstanding................        2,497,571              509,980                 19,510
                                       ============           ==========              =========

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                 THE KINETICS
                                     THE SMALL CAP           THE ASIA             GOVERNMENT
                                   OPPORTUNITIES FUND     TECHNOLOGY FUND      MONEY MARKET FUND
                                   ------------------   -------------------   -------------------
                                   MARCH 20, 2000(1)    OCTOBER 20, 2000(1)   FEBRUARY 3, 2000(1)
                                        THROUGH               THROUGH               THROUGH
                                   DECEMBER 31, 2000     DECEMBER 31, 2000     DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)....      $     (220)           $    (239)         $     1,201,432
 Net realized gain (loss) on sale
   of investments, foreign
   currency and written option
   contracts expired or closed...          (4,377)               3,065                       --
 Net change in unrealized
   appreciation (depreciation) of
   investments, foreign currency
   and written options...........          17,547              (41,060)                      --
                                       ----------            ---------          ---------------
     Net increase (decrease) in
       net assets resulting from
       operations................          12,950              (38,234)               1,201,432
                                       ----------            ---------          ---------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income...........              --                   --               (1,201,432)
 Net realized gain on securities
   transactions..................              --                   --                       --
                                       ----------            ---------          ---------------
     Total dividends and
       distributions.............              --                   --               (1,201,432)
                                       ----------            ---------          ---------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold...       1,020,815              542,243            1,770,605,048
 Reinvestment of distributions...              --                   --                  885,969
 Cost of shares redeemed.........        (516,471)            (291,732)          (1,749,959,021)
                                       ----------            ---------          ---------------
     Net increase in net assets
       from Fund share
       transactions..............         504,344              250,511               21,531,996
                                       ----------            ---------          ---------------
Total increase in net assets.....         517,294              212,277               21,531,996
NET ASSETS:
 Beginning of period.............              --                   --                       --
                                       ----------            ---------          ---------------
 End of period*..................      $  517,294            $ 212,277          $    21,531,996
                                       ==========            =========          ===============
*Including undistributed net
 investment income (loss) of:....      $       --            $      --          $            --
                                       ==========            =========          ===============
CHANGES IN SHARES
 OUTSTANDING:
 Shares sold.....................          94,440               56,733            1,770,605,048
 Shares issued in reinvestment of
   dividends and distributions...              --                   --                  885,969
 Shares redeemed.................         (47,826)             (31,670)          (1,749,959,021)
                                       ----------            ---------          ---------------
     Net increase in shares
       outstanding...............          46,614               25,063               21,531,996
                                       ==========            =========          ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2000

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"), The Internet Infrastructure Fund ("Infrastructure"), The Internet Global Growth Fund ("Global"), The New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Middle East Growth Fund ("Middle East"), The Small Cap Opportunities Fund ("Small Cap"), The Asia Technology Fund ("Asia"), The Energy Fund ("Energy") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging, Infrastructure, New Paradigm and Global), February 3, 2000 (Government), March 10, 2000 (Middle East), March 20, 2000 (Small Cap), October 20, 2000 (Asia) and December 29, 2000 (Energy). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

The accompanying financial statements exclude The Energy Fund; financial statements for this Feeder Fund are reported on separately.

On April 28, 2000, each Fund in the series, with the exception of Asia and Energy, entered into a master-feeder fund structure. Asia and Energy entered into a master-feeder fund structure upon commencement of operations. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2000 is as follows:

                                                          INTEREST IN
                                                        MASTER PORTFOLIO
                                                        ----------------
Internet Fund.........................................      99.999%
Emerging Fund.........................................       99.89%
Infrastructure Fund...................................       99.94%
Global Fund...........................................       99.94%
New Paradigm Fund.....................................       99.70%
Medical Fund..........................................       99.98%
Middle East Fund......................................       95.12%
Small Cap Fund........................................       97.94%
Asia Fund.............................................       97.50%
Government Fund.......................................       99.77%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations. The Statement of Operations and the Statement of Changes in Net Assets reflect the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2000, The Internet Global Growth Portfolio and The Middle East Growth Portfolio held one and three such securities which represented 0.02% and 6.38% of the portfolio's investments, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2000, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate market value of $92,813, $92,813 and $1,112, respectively, which are unregistered and thus restricted as to resale. The restricted securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 2.1%, 0.9% and 0.6%, respectively, of the net assets of each Master Portfolio.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

capital gains to shareholders. Therefore, no federal income tax provision is required. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to the character of income be reclassified in the capital accounts.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Feeder Funds' net asset value, but it will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Master Portfolios expect that the impact of the adoption of this principle will not be material to the financial statements. Furthermore, it will not affect the determination of either net asset values or total returns of the Feeder Funds.

3.   REVOLVING CREDIT FACILITY

The Feeder Funds have established a revolving credit facility ("RCF") with certain financial institutions to be used for temporary or emergency purposes in order to meet redemption requests. Combined borrowings among all participating Feeder Funds are subject to a $100 million cap on the total RCF. For an individual Feeder Fund, borrowings under the RCF are limited to either the lesser of 5% of the market value of the Feeder Fund's total assets

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

or any explicit borrowing limits in the Feeder Fund's prospectus. Principal and interest on each borrowing under the RCF are due not more than 30 days after the date of the borrowing. Borrowings under the RCF bear interest based on prevailing market rates as defined in the RCF. A commitment fee of 0.10% per annum is incurred on the unused portion of the RCF and is allocated to all participating Feeder Funds. At December 31, 2000, there were no borrowings by the Feeder Funds under the RCF.

4.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. Prior to April 28, 2000, the Feeder Funds incurred the same Investment Advisory fee rates before converting into the master-feeder fund structure. The Adviser has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets. The expense cap includes Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations may be terminated at any time. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. Waivers and reimbursements by the Adviser in years prior to 2000 which are subject to potential future recover include $26,415 in 1999 for The Medical Fund. Firstar Mutual Fund Services, LLC ("Firstar") performs transfer agent and fund accounting services for the Feeder Funds. Firstar has agreed to waive a portion of the Feeder Funds' expenses. Also, soft dollar credits have been earned by the Feeder Funds to pay for certain expenses of the Feeder Funds. For the period ended December 31, 2000, the amounts earned by the

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

Adviser and the reimbursed and waived expenses for the Feeder Funds are as follows:

                                            INTERNET   EMERGING   INFRASTRUCTURE
                                            --------   --------   --------------
Annual Advisory Rate......................      1.25%      1.25%         1.25%
Annual Cap on Expenses....................      2.00%      2.00%         2.00%
Expenses Reimbursed by Adviser............  $462,775   $ 15,222      $ 41,980
Expenses Reimbursed by Firstar............        --     99,942        85,613
Expenses Paid by Soft Dollar Credits......   156,800         --            45
                                            --------   --------      --------
    Total Reimbursements..................  $619,575   $115,164      $127,638
                                            ========   ========      ========

                                            GLOBAL    NEW PARADIGM   MEDICAL
                                            -------   ------------   -------
Annual Advisory Rate......................     1.25%       1.25%        1.25%
Annual Cap on Expenses....................     2.25%       2.00%        2.00%
Expenses Reimbursed by Adviser............  $29,710     $19,743      $93,681
Expenses Reimbursed by Firstar............   57,654      63,537        2,667
Expenses Paid by Soft Dollar Credits......       38          41          394
                                            -------     -------      -------
    Total Reimbursements..................  $87,402     $83,321      $96,742
                                            =======     =======      =======

                                                   SMALL
                                    MIDDLE EAST     CAP       ASIA      GOVERNMENT
                                    -----------   -------   ---------   ----------
Annual Advisory Rate..............       1.25%       1.25%      1.25%       0.50%
Annual Cap on Expenses............       2.25%       2.00%      2.25%       1.25%
Expenses Reimbursed by Adviser....    $ 9,233     $11,899    $    --     $    --
Expenses Reimbursed by Firstar....     50,626      45,482     19,084      46,221
Expenses Paid by Soft Dollar
  Credits.........................         --          75         --          --
                                      -------     -------    -------     -------
    Total Reimbursements..........    $59,859     $57,456    $19,084     $46,221
                                      =======     =======    =======     =======

The Adviser also serves as administrator to the Feeder Funds. Effective April 28, 2000, under an Administrative Services Agreement with the Company on behalf of the Feeder Funds, the Adviser receives an annual administration fee equal to 0.05% of each Feeder Fund's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Feeder Funds by Firstar. In addition, the Master Portfolios allocate the applicable portion of master-level administrative expense to the Feeder Funds. Through an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administration fee equal to 0.10% of each Master Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

Prior to April 28, 2000 the Feeder Funds had an Administrative Services Agreement with the Adviser in which the Adviser received an annual administration fee equal to 0.15% of each Feeder Fund's average daily net assets. During the period ended December 31, 2000, Internet, Emerging, Infrastructure, Global, New Paradigm, Medical, Middle East, Small Cap, Asia and Government incurred expenses of $920,273, $7,230, $11,629, $13,966, $2,111,
$31,653, $125, $151, $22 and $14,373, respectively, pursuant to the
Administrative Services Agreements.

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written shareholder servicing agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

5.   INCOME TAXES

At December 31, 2000, Internet, Emerging, Infrastructure, Global, New Paradigm and Middle East had accumulated net realized capital loss carryovers of $31,227,462, $2,615,474, $1,364,571, $3,400,876, $240,907, $27,794,
respectively. The Internet Fund's capital loss carryforward expires in 2007. The other Feeder Funds' capital loss carryforwards expire in 2008. To the extent that the Feeder Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

At December 31, 2000, the following Feeder Funds deferred on a tax basis, post-October losses of:

               FEEDER FUND                  POST-OCTOBER LOSSES
---------------------------------------------------------------
Emerging..................................      $1,305,711
Infrastructure............................       6,058,597
Global....................................       3,001,719

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                               THE INTERNET FUND

                                                            2000
                                                        -------------
PER SHARE DATA(3)
  Net Asset Value
     Beginning of Period..............................    $  49.73
                                                          --------
  Income from Investment Operations:
     Net investment income (loss).....................       (0.76)
     Net realized and unrealized gain
       (loss) on investments..........................      (24.85)
                                                          --------
          Total gain (loss) from
            investment operations.....................      (25.61)
                                                          --------
  Less Distributions:
     From net investment income.......................          --
     From realized gains..............................          --
                                                          --------
          Total distributions.........................          --
                                                          --------
  Net Asset Value, end of period......................    $  24.12
                                                          ========
  Total Return........................................      (51.50)%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)...................    $432,978
  Ratio of expenses to average net assets:
       Before expense reimbursement...................        2.06%
       After expense reimbursement....................        2.00%
  Ratio of net investment income (loss) to average net
     assets:
       Before expense reimbursement...................       (1.49)%
       After expense reimbursement....................       (1.43)%
  Portfolio turnover rate.............................          21%(4)

------------------
(/\) Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

     FOR THE YEAR ENDED DECEMBER 31,    OCTOBER 21, 1996(/\)
     --------------------------------         THROUGH
        1999         1998      1997      DECEMBER 31, 1996
     -----------   --------   -------   --------------------
     $    15.72    $  5.31    $ 4.71          $  5.00
     ----------    -------    ------          -------
          (0.30)     (0.08)     0.01             0.02
          34.33      10.50      0.59            (0.31)
     ----------    -------    ------          -------
          34.03      10.42      0.60            (0.29)
     ----------    -------    ------          -------
             --         --        --               --
          (0.02)     (0.01)       --               --
     ----------    -------    ------          -------
          (0.02)     (0.01)       --               --
     ----------    -------    ------          -------
     $    49.73    $ 15.72    $ 5.31          $  4.71
     ==========    =======    ======          =======
         216.50%    196.14%    12.74%           (5.80)%(1)
     $1,163,097    $22,159    $  150          $   113
           2.00%      3.08%     3.60%            6.73%(2)
           2.00%      3.08%     0.08%            0.21%(2)
          (1.29)%    (2.92)%   (3.33)%          (4.15)%(2)
          (1.29)%    (2.92)%    0.19%            2.01%(2)
             89%        80%       50%               0%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                         THE INTERNET         THE INTERNET
                                       EMERGING GROWTH       INFRASTRUCTURE
                                             FUND                 FUND
                                          YEAR ENDED           YEAR ENDED
                                      DECEMBER 31, 2000     DECEMBER 31, 2000
                                     --------------------   -----------------
PER SHARE DATA(1)
  Net Asset Value
     Beginning of Period...........        $ 10.00               $ 10.00
                                           -------               -------
  Income from Investment
     Operations:
     Net investment loss...........          (0.03)                (0.07)
     Net realized and unrealized
       loss on investments.........          (6.28)                (4.50)
                                           -------               -------
          Total loss from
            investment
            operations.............          (6.31)                (4.57)
                                           -------               -------
  Less Distributions:
     From net investment income....             --                    --
     From realized gains...........             --                    --
                                           -------               -------
          Total distributions......             --                    --
                                           -------               -------
  Net Asset Value, end of period...        $  3.69               $  5.43
                                           =======               =======
  Total Return.....................         (63.10)%              (45.70)%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
     (000's).......................        $ 4,378               $ 9,792
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement............           3.33%                 2.85%
       After expense
          reimbursement............           2.00%                 2.00%
  Ratio of net investment loss to
     average net assets:
       Before expense
          reimbursement............          (1.76)%               (1.67)%
       After expense
          reimbursement............          (0.43)%               (0.82)%
  Portfolio turnover rate..........             17%(2)                 4%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.01 per share.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                         THE INTERNET           THE NEW
                                         GLOBAL GROWTH         PARADIGM
                                             FUND                FUND
                                          YEAR ENDED          YEAR ENDED
                                       DECEMBER 31, 2000   DECEMBER 31, 2000
                                       -----------------   -----------------
PER SHARE DATA(1)
  Net Asset Value
     Beginning of Period.............       $ 10.00             $ 10.00
                                            -------             -------
  Income from Investment Operations:
     Net investment income (loss):...          0.44               (0.00)(3)
     Net realized and unrealized gain
       (loss) on investments.........         (4.26)               0.40
                                            -------             -------
          Total gain (loss) from
            investment operations....         (3.82)               0.40
                                            -------             -------
  Less Distributions:
     From net investment income......         (0.44)                 --
     From realized gains.............            --                  --
                                            -------             -------
          Total distributions........         (0.44)                 --
                                            -------             -------
  Net Asset Value, end of period.....       $  5.74             $ 10.40
                                            =======             =======
  Total Return.......................        (37.82)%              4.00%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
     (000's).........................       $10,364             $ 3,803
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement..............          2.75%               4.96%
       After expense reimbursement...          2.25%               2.00%
  Ratio of net investment income
     (loss) to average net assets:
       Before expense
          reimbursement..............          4.17%              (3.02)%
       After expense reimbursement...          4.67%              (0.06)%
  Portfolio turnover rate............             4%(2)               5%(2)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                THE MEDICAL FUND
                                                            SEPTEMBER 30,
                                                               1999(/\)
                                        YEAR ENDED             THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 1999
                                     -----------------   -------------------
PER SHARE DATA(3)
  Net Asset Value
     Beginning of Period...........       $ 13.35              $ 10.00
                                          -------              -------
  Income from Investment
     Operations:
     Net investment loss...........         (0.15)               (0.02)
     Net realized and unrealized
       gain (loss) on
       investments.................          7.78                 3.37
                                          -------              -------
          Total gain (loss) from
            investment
            operations.............          7.63                 3.35
                                          -------              -------
  Less Distributions:
     From net investment income....            --                   --
     From realized gains...........            --                   --
                                          -------              -------
          Total distributions......            --                   --
                                          -------              -------
  Net Asset Value, end of period...       $ 20.98              $ 13.35
                                          =======              =======
  Total Return.....................         57.15%               33.50%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
     (000's).......................       $63,314              $ 6,944
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement............          2.21%                5.99%(2)
       After expense
          reimbursement............          2.00%                2.00%(2)
  Ratio of net investment loss to
     average net assets:
       Before expense
          reimbursement............         (1.24)%              (5.24)%(2)
       After expense
          reimbursement............         (1.03)%              (1.25)%(2)
  Portfolio turnover rate..........             1%(4)                1%

------------------
(/\) Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5)  The amount listed is less than $0.01 per share.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                THE
                                           THE               SMALL CAP
                                       MIDDLE EAST         OPPORTUNITIES
                                       GROWTH FUND              FUND
                                    MARCH 10, 2000(/\)   MARCH 20, 2000(/\)
                                         THROUGH              THROUGH
                                    DECEMBER 31, 2000    DECEMBER 31, 2000
                                    ------------------   ------------------
PER SHARE DATA(3)
  Net Asset Value
     Beginning of Period..........       $ 10.00              $ 10.00
                                         -------              -------
  Income from Investment
     Operations:
     Net investment loss..........         (0.10)               (0.00)(5)
     Net realized and unrealized
       gain (loss) on
       investments................         (2.34)                1.10
                                         -------              -------
          Total gain (loss) from
            investment
            operations............         (2.44)                1.10
                                         -------              -------
  Less Distributions:
     From net investment income...            --                   --
     From realized gains..........            --                   --
                                         -------              -------
          Total distributions.....            --                   --
                                         -------              -------
  Net Asset Value, end of
     period.......................       $  7.56              $ 11.10
                                         =======              =======
  Total Return....................        (24.40)%(1)           11.00%(1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
     (000's)......................       $   148              $   517
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement...........         34.39%(2)            24.50%(2)
       After expense
          reimbursement...........          2.25%(2)             2.00%(2)
  Ratio of net investment loss to
     average net assets:
       Before expense
          reimbursement...........        (33.15)%(2)          (22.59)%(2)
       After expense
          reimbursement...........         (1.01)%(2)           (0.09)%(2)
  Portfolio turnover rate.........             0%(4)                8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                            THE KINETICS
                                        THE ASIA          GOVERNMENT MONEY
                                     TECHNOLOGY FUND         MARKET FUND
                                   OCTOBER 20, 2000(/\)   FEBRUARY 3, 2000(/\)
                                         THROUGH               THROUGH
                                    DECEMBER 31, 2000     DECEMBER 31, 2000
                                   -------------------   -------------------
PER SHARE DATA(3)
  Net Asset Value
    Beginning of Period..........        $ 10.00               $  1.00
                                         -------               -------
  Income from Investment
    Operations:
    Net investment income
      (loss).....................          (0.01)                 0.04
    Net realized and unrealized
      gain (loss) on
      investments................          (1.52)                   --
                                         -------               -------
         Total gain (loss) from
           investment
           operations............          (1.53)                 0.04
                                         -------               -------
  Less Distributions:
    From net investment income...             --                 (0.04)
    From realized gains..........             --                    --
                                         -------               -------
         Total distributions.....             --                 (0.04)
                                         -------               -------
  Net Asset Value, end of
    period.......................        $  8.47               $  1.00
                                         =======               =======
  Total Return...................         (15.30)%(1)             4.20%(1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)......................        $   212               $21,532
  Ratio of expenses to average
    net assets:
      Before expense
         reimbursement...........          45.70%(2)              1.43%(2)
      After expense
         reimbursement...........           2.25%(2)              1.25%(2)
  Ratio of net investment income
    (loss) to average net assets:
      Before expense
         reimbursement...........         (44.00)%(2)             4.61%(2)
      After expense
         reimbursement...........          (0.55)%(2)             4.79%(2)
  Portfolio turnover rate........            N/A                   N/A

------------------
(/\) Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Kinetics Mutual Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Internet Fund, The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet Global Growth Fund, The New Paradigm Fund, The Medical Fund, The Middle East Growth Fund, The Small Cap Opportunities Fund, The Asia Technology Fund, and The Kinetics Government Money Market Fund (each a series of Kinetics Mutual Funds, Inc., hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Funds for the year ended December 31, 1999, and each of the preceding periods presented, were audited by other independent accountants whose report dated January 18, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 28, 2001

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2000

         COMMON STOCKS -- 79.5%+              SHARES          VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 4.2%+
QUALCOMM, Inc.*..........................          100    $      8,219
UnitedGlobalCom, Inc. -- Class A*........    1,082,100      14,743,613
Winstar Communications, Inc.*............       50,000         584,375
XO Communications, Inc. -- Class A*......      210,000       3,740,625
                                                          ------------
                                                            19,076,832
                                                          ------------
E-COMMERCE -- 3.3%+
Catalina Marketing Corporation*..........      360,000      14,017,500
eBAY, Inc.*..............................       36,000       1,188,000
                                                          ------------
                                                            15,205,500
                                                          ------------
FINANCE -- 0.2%+
The Goldman Sachs Group, Inc.............        4,000         427,750
Tremont Advisors, Inc. -- Class B*.......       38,800         463,176
                                                          ------------
                                                               890,926
                                                          ------------
INFRASTRUCTURE -- 23.4%+
Commonwealth Telephone Enterprises,
  Inc.*..................................      801,500      28,052,500
Commonwealth Telephone Enterprises,
  Inc. -- Class B*.......................       14,000         518,000
CoreComm Limited*........................      125,000         619,141
IDT Corporation*.........................      229,529       4,676,653
Liberty Livewire Corporation -- Class
  A*.....................................      249,943       1,921,437
Liberty Satellite & Technology, Inc.-
  Class A*...............................      400,000       1,262,500
Lynch Corporation*.......................        3,500         147,000
Lynch Interactive Corporation*...........      144,890       6,302,715
Millicom International Cellular S.A.*....      155,000       3,565,000
NetCom AB ADR*...........................       70,000       2,859,062
NTL Incorporated*........................      133,200       3,188,475
RCN Corporation*.........................    1,825,000      11,520,312
SBS Broadcasting S.A.*...................      145,000       3,797,187
Telephone and Data Systems, Inc..........      280,000      25,200,000
The Kroll-O'Gara Company*................      452,000       2,712,000
Thermo Electron Corporation*.............      172,000       5,117,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                              SHARES          VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 23.4%+ -- (CONTINUED)
Vimpel-Communications ADR*...............      307,000    $  4,566,625
                                                          ------------
                                                           106,025,607
                                                          ------------
INTERNET TECHNOLOGY/HARDWARE -- 0.8%+
CompuCom Systems, Inc.*..................       25,000          32,031
Mercury Computer Systems, Inc.*..........       69,200       3,213,475
RadiSys Corporation*.....................       10,000         258,750
                                                          ------------
                                                             3,504,256
                                                          ------------
INTERNET TECHNOLOGY/SOFTWARE -- 29.7%+
BARRA, Inc.*.............................      290,850      13,706,306
Cognizant Technology Solutions
  Corporation*...........................      288,000      10,458,000
Gemstar TV Guide International, Inc. *...      400,696      18,482,103
IMS Health Incorporated..................    3,365,000      90,855,000
Pixar, Inc.*.............................       40,000       1,200,000
                                                          ------------
                                                           134,701,409
                                                          ------------
MEDIA CONTENT -- 13.9%+
AT&T Corp. -- Liberty Media Group --
  Class A *..............................    3,000,000      40,687,500
AT&T Corp. -- Liberty Media Group --
  Class B *..............................        4,000          75,000
Getty Images, Inc.*......................       90,000       2,880,000
MarketWatch.com, Inc.*...................      270,000         810,000
Meredith Corporation.....................       25,000         804,688
Penton Media, Inc........................      290,000       7,793,750
The Washington Post Company -- Class B...       16,600      10,240,125
                                                          ------------
                                                            63,291,063
                                                          ------------
VENTURE CAPITAL -- 4.0%+
Eshed Robotec Limited*...................       81,100         167,269
Formula Systems Ltd. ADR*................      124,950       3,662,596
London Pacific Group Limited ADR.........    1,035,000       7,827,188
Safeguard Scientifics, Inc.*.............      444,100       2,942,162

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                              SHARES          VALUE
-----------------------------------------------------------------------
VENTURE CAPITAL -- 4.0%+ -- (CONTINUED)
Tredegar Corporation.....................      205,000    $  3,574,687
                                                          ------------
                                                            18,173,902
                                                          ------------
TOTAL COMMON STOCK (cost $503,862,162)...                  360,869,495
                                                          ------------
                                            PRINCIPAL
                                              AMOUNT
        CORPORATE BONDS -- 1.3%+            OR SHARES
-----------------------------------------------------------------------
ENTERTAINMENT -- 0.0%+
Marvel Enterprises, Inc., CLB, 8.000%,
  10/01/11...............................  $    10,000          17,500
                                                          ------------
VENTURE CAPITAL -- 1.3%+
Internet Capital Group, Inc., CLB,
  5.500%, 12/21/2004.....................    7,300,000       1,715,500
Safeguard Scientifics, Inc., CLB, 5.000%,
  06/15/2006.............................    7,000,000       4,016,250
                                                          ------------
                                                             5,731,750
                                                          ------------
TOTAL CORPORATE BONDS (cost
  $11,621,255)...........................                    5,749,250
                                                          ------------
    SHORT-TERM INVESTMENTS -- 16.4%+
-----------------------------------------------------------------------
COMMERCIAL PAPER -- 13.8%+
Federal Home Loan Mortgage Corporation,
  6.450%, 01/02/2001(1)..................   62,725,000      62,716,463
INVESTMENT COMPANIES -- 2.6%+
Firstar Institutional Money Market
  Fund...................................   11,680,449      11,680,449
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (cost
  $74,396,912)...........................                   74,396,912
                                                          ------------
TOTAL INVESTMENTS -- 97.2%+ (COST
  $589,880,329)..........................                 $441,015,657
                                                          ============

---------------
*  -- Non-income producing security.
+  -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.
1 -- All or a portion of the shares have been committed as collateral for written option contracts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000

           COMMON STOCKS -- 73.3%+               SHARES        VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 12.3%+
Advanced Radio Telecom Corporation*...........    12,000    $   12,375
Crosswave Communications, Inc.*...............       500         4,031
Nucentrix Broadband Networks, Inc.*...........    23,000       258,750
Sirius Satellite Radio, Inc.*.................     1,400        41,912
Teligent, Inc. -- Class A*....................     4,000         7,750
UTStarcom, Inc.*..............................     2,800        43,400
Winstar Communications, Inc.*.................    13,500       157,781
XM Satellite Radio Holdings, Inc. -- Class
  A*..........................................     1,700        27,306
                                                            ----------
                                                               553,305
                                                            ----------

FINANCE -- 1.9%+
Tremont Advisors, Inc. -- Class B*............     7,100        84,756
                                                            ----------

INFRASTRUCTURE -- 24.4%+
Axcelis Technologies, Inc.*...................       200         1,775
Ceragon Networks, Ltd.*.......................       200         2,413
Commonwealth Telephone Enterprises, Inc.*.....     2,200        77,000
Corvis Corporation *..........................       800        19,050
Global Light Telecommunications, Inc.*........    34,000       147,900
IDT Corporation*..............................    10,000       203,750
Intermedia Communications, Inc.*..............     9,500        68,281
ITXC Corporation*.............................     4,500        31,219
Liberty Digital, Inc. -- Class A*.............     4,100        20,756
Liberty Livewire Corporation -- Class A*......     4,200        32,288
Lynch Interactive Corporation*................     6,000       261,000
Nextel Partners, Inc. -- Class A*.............       250         4,203
Orckit Communications, Ltd.*..................     6,500        13,813
RADWARE, Ltd.*................................     4,000        67,500
RCN Corporation*..............................     5,000        31,563
The Kroll-O'Gara Company*.....................     5,800        34,800
Tioga Technologies, Ltd.*.....................     6,500        11,578
Vertex Interactive, Inc.*.....................    10,000        62,500
                                                            ----------
                                                             1,091,389
                                                            ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
INTERNET TECHNOLOGY/HARDWARE -- 2.3%+
Amkor Technology, Inc.*.......................     2,500    $   38,789
CompuCom Systems, Inc.*.......................    12,200        15,631
Legend Holdings Limited ADR...................     4,000        50,257
                                                            ----------
                                                               104,677
                                                            ----------
INTERNET TECHNOLOBY/SOFTWARE -- 2.0%+
Entrust Technologies, Inc.*...................     5,800        75,400
Evolve Sortware, Inc.*........................     1,000         4,875
Primus Knowledge Solutions, Inc.*.............     1,000         6,500
                                                            ----------
                                                                86,775
                                                            ----------
VENTURE CAPITAL -- 30.4%+
Ampal-American Israel Corporation -- Class
  A*..........................................    17,800       107,912
Comdisco, Inc.................................    12,000       137,250
Data Broadcasting Corporation.................    60,000       210,000
Eshed Robotec Limited*r (acquired 3/10/2000,
  cost $497,025)..............................    45,000        92,813
Formula Systems, Ltd. ADR*....................     5,400       158,288
London Pacific Group Limited ADR..............    28,000       211,750
Nextra Enterprises, Inc. -- Class A*..........     8,800         4,950
Safeguard Scientifics, Inc.*..................     4,500        29,812
Tredegar Corporation..........................    23,300       406,293
                                                            ----------
                                                             1,359,068
                                                            ----------
TOTAL COMMON STOCK (cost $10,846,034).........               3,279,970
                                                            ----------

                                                PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 24.7%+       AMOUNT
-----------------------------------------------------------------------
American Family, 6.2353%......................  $221,247       221,247
Firstar Bank, NA, 6.3963%.....................   218,737       218,737
Sara Lee Corporation, 6.2463%.................   221,247       221,247

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

  VARIABLE RATE DEMAND NOTES** -- 24.7%+ --     PRINCIPAL
                 (CONTINUED)                     AMOUNT        VALUE
-----------------------------------------------------------------------
Wisconsin Corporate Central Credit Union,
  6.3163%.....................................  $221,247    $  221,247
Wisconsin Electric Power Company, 6.2352%.....   221,247       221,247
                                                            ----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $1,103,725).................................               1,103,725
                                                            ----------
TOTAL INVESTMENTS -- 98.0%+ (COST
  $11,949,759)................................              $4,383,695
                                                            ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR -- American Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- December 31, 2000

           COMMON STOCKS -- 81.6%+               SHARES        VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 22.2%+
Advanced Radio Telecom Corporation*...........     9,900    $   10,209
Cablevision Systems Corporation -- Class A*...    12,000     1,019,250
Charter Communications, Inc. -- Class A*......     9,075       205,889
Comcast Corporation -- Class A*...............     1,500        61,969
Cox Communications, Inc. -- Class A*..........     1,350        62,859
PanAmSat Corporation*.........................       400        13,875
Rogers Communications, Inc. -- Class B........    12,700       215,900
Sirius Satellite Radio, Inc.*.................     3,010        90,112
Teligent, Inc. -- Class A*....................    10,000        19,375
UnitedGlobalCom, Inc. -- Class A*.............    14,600       198,925
Winstar Communications, Inc.*.................    10,000       116,875
XM Satellite Radio Holdings, Inc. -- Class
  A*..........................................     2,500        40,156
XO Communications, Inc. -- Class A*...........     8,000       142,500
                                                            ----------
                                                             2,197,894
                                                            ----------
CELLULAR COMMUNICATIONS -- 8.5%+
CenturyTel, Inc...............................    11,000       393,250
Clearnet Communications, Inc. -- Class A*.....     7,500       330,938
Leap Wireless International, Inc.*............     2,000        50,000
Price Communications Corporation*.............     4,000        67,250
                                                            ----------
                                                               841,438
                                                            ----------
E-COMMERCE -- 0.8%+
Ritchie Bros. Auctioneers Incorporated*.......     4,000        83,000
                                                            ----------
INFRASTRUCTURE -- 50.1%+
ALLTEL Corporation............................     7,800       487,013
Commonwealth Telephone Enterprises, Inc.*.....    32,000     1,120,000
General Motors Corporation -- Class H.........    32,000       736,000
Global Crossing Limited*......................     1,800        25,762
Loral Space & Communications, Ltd.*...........     3,600        11,475
Millicom International Cellular S.A.*.........     6,000       138,000
NetCom AB ADR*................................     8,000       326,750
Nextel Communications, Inc. -- Class A*.......     4,000        99,000
Nextel Partners, Inc. -- Class A*.............     4,050        68,091
NTL Incorporated*.............................     2,000        47,875
Qwest Communications International, Inc.*.....     4,458       182,778

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- December 31, 2000  -- (Continued)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 50.1%+ -- (CONTINUED)
RCN Corporation*..............................    20,000    $  126,250
SBC Communications, Inc. .....................    16,000       764,000
Sprint Corporation*...........................     6,000       122,625
Telephone and Data Systems, Inc...............     6,000       540,000
Vimpel-Communications ADR*....................    12,000       178,500
                                                            ----------
                                                             4,974,119
                                                            ----------
TOTAL COMMON STOCK
  (cost $13,362,493 ).........................               8,096,451
                                                            ----------

                                                PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 5.4%+        AMOUNT
-----------------------------------------------------------------------
American Family, 6.2353%......................  $ 72,096        72,096
Firstar Bank, NA, 6.3963%.....................   196,545       196,545
Wisconsin Corporate Central Credit Union,
  6.3163%.....................................    58,562        58,562
Wisconsin Electric Power Company, 6.2352%.....   207,419       207,419
                                                            ----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $534,622).............................                 534,622
                                                            ----------
TOTAL INVESTMENTS -- 87.0%+
  (COST $13,897,115)..........................              $8,631,073
                                                            ==========

---------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR -- American Depository Receipts.
+  -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000

           COMMON STOCKS -- 96.2%+               SHARES       VALUE
-----------------------------------------------------------------------

               BRAZIL -- 15.2%+
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 15.2%+
Tele Celular Sul Participacoes S.A. ADR.......    7,550    $   197,244
Tele Centro Oeste Celular Participacoes S.A.
  ADR.........................................   40,000        387,500
Tele Leste Celular Participacoes S.A. ADR*....    6,700        231,150
Tele Nordeste Celular Participacoes S.A.
  ADR.........................................    5,650        233,769
Tele Norte Celular Participacoes S.A. ADR.....    8,300        280,125
Telemig Celular Participacoes S.A. ADR........    1,200         71,400
Telesp Celular Participacoes S.A. ADR.........    7,500        202,500
                                                           -----------
  Total Brazil................................               1,603,688
                                                           -----------

               CANADA -- 14.5%+
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.1%+
Rogers Communications, Inc. -- Class B........    6,425        109,225
                                                           -----------
CELLULAR COMMUNICATIONS -- 3.7%+
Bell Canada International, Inc.*..............   20,000        392,500
                                                           -----------
MEDIA CONTENT -- 3.4%+
Corus Entertainment, Inc. -Class B*...........   13,764        357,004
                                                           -----------
TELEPHONE -- INTEGRATED -- 6.3%+
BCE, Inc......................................   23,000        665,562
                                                           -----------
  Total Canada................................               1,524,291
                                                           -----------

                CHINA -- 0.5%+
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 0.1%+
i-CABLE Communications Limited ADR*...........    1,600         12,800
                                                           -----------
BROADCAST SERVICE/PROGRAM -- 0.4%+
Television Broadcasts Limited ADR.............    4,000         42,052
                                                           -----------
  Total China.................................                  54,852
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
               FINLAND -- 3.0%+
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 3.0%+
Sonera Oyj ADR*...............................   18,000    $   312,750
                                                           -----------
  Total Finland...............................                 312,750
                                                           -----------

               FRANCE -- 11.3%+
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.6%+
Vivendi Universal S.A. ADR....................    2,680        175,037
                                                           -----------
BROADCAST SERVICE/PROGRAM -- 9.7%+
Groupe AB S.A. ADR............................   60,000      1,020,000
                                                           -----------
  Total France................................               1,195,037
                                                           -----------

               ISRAEL -- 0.9%+
-----------------------------------------------------------------------
VENTURE CAPITAL -- 0.9%+
Eshed Robotec Limited*r (acquired 3/10/00,
  cost $497,025)..............................   45,000         92,813
                                                           -----------
  Total Israel................................                  92,813
                                                           -----------

                ITALY -- 2.6%+
-----------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 2.6%+
Telecom Italia SPA ADR........................    2,500        275,781
                                                           -----------
PUBLISHING -- 0.0%+
Seat Pagine Gialle SPA(1).....................    1,400          1,862
                                                           -----------
  Total Italy.................................                 277,643
                                                           -----------

             LUXEMBOURG -- 8.2%+
-----------------------------------------------------------------------
INFRASTRUCTURE -- 8.2%+
Millicom International Cellular S.A.*.........   17,525        403,075
SBS Broadcasting S.A.*........................   17,750        464,828
                                                           -----------
  Total Luxembourg............................                 867,903
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
               MEXICO -- 8.7%+
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 2.8%+
Grupo Iusacell S.A. de C.V. ADR*..............   30,000    $   292,500
                                                           -----------
MEDIA CONTENT -- 5.9%+
Grupo Televisa S.A. GDR*......................   14,000        629,125
                                                           -----------
  Total Mexico................................                 921,625
                                                           -----------

              PORTUGAL -- 0.2%+
-----------------------------------------------------------------------
TELEPHONE INTEGRATED -- 0.2%+
Portugal Telecom S.A. ADR.....................    2,000         18,000
                                                           -----------
  Total Portugal..............................                  18,000
                                                           -----------

               RUSSIA -- 4.6%+
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 4.6%+
Mobile Telesystems ADR*.......................   20,000        480,000
                                                           -----------
  Total Russia................................                 480,000
                                                           -----------

                SPAIN -- 6.1%+
-----------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 6.1%+
Telefonica S.A. ADR*..........................   12,915        645,750
                                                           -----------
  Total Spain.................................                 645,750
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
               SWEDEN -- 7.7%+
-----------------------------------------------------------------------
FINANCE 0.8%+
Invik & Company AB -- Class B.................    1,000    $    81,607
                                                           -----------
INFRASTRUCTURE -- 5.8%+
NetCom AB ADR*................................   15,000        612,656
                                                           -----------
MEDIA CONTENT -- 1.1%+
Modern Times Group MTG AB ADR*................      900        117,225
                                                           -----------
  Total Sweden................................                 811,488
                                                           -----------

           UNITED KINGDOM -- 9.8%+
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 4.7%+
COLT Telecom Group PLC ADR*...................      500         43,875
Telewest Communications PLC ADR*..............   29,000        456,750
                                                           -----------
                                                               500,625
                                                           -----------
CELLULAR COMMUNICATIONS -- 5.1%+
Vodafone Group PLC ADR........................   15,000        537,187
                                                           -----------
  Total United Kingdom........................               1,037,812
                                                           -----------

            UNITED STATES -- 2.9%+
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.9%+
UnitedGlobalCom, Inc. -- Class A*.............   14,000        190,750
UTStarcom, Inc.*..............................      500          7,750
                                                           -----------
                                                               198,500
                                                           -----------
INFRASTRUCTURE -- 1.0%+
NTL Incorporated*.............................    4,475        107,120
                                                           -----------
  Total United States.........................                 305,620
                                                           -----------
TOTAL COMMON STOCK (cost $17,979,523).........              10,149,272
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

        PUT OPTIONS PURCHASED -- 0.5%+          CONTRACTS      VALUE
------------------------------------------------------------------------
Vodafone Group PLC ADR
  Expiring January 2003 at $30.00
TOTAL PUT OPTIONS (cost $66,150)..............     150      $    59,063
                                                            -----------
TOTAL INVESTMENTS -- 96.7%+ (COST
  $18,045,673)................................              $10,208,335
                                                            ===========

------------------
*  -- Non-income producing security.
ADR  -- American Depository Receipts.
GDR -- Global Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
+  -- Calculated as a percentage of net assets.
(1)  -- Fair valued security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2000

           COMMON STOCKS -- 79.0%+               SHARES        VALUE
-----------------------------------------------------------------------
ADVERTISING/MARKETING -- 2.2%+
Harte-Hanks, Inc..............................     1,000    $   23,687
The Interpublic Group of Companies, Inc.......     1,400        59,588
                                                            ----------
                                                                83,275
                                                            ----------
BUSINESS SERVICES -- MISCELLANEOUS -- 4.6%+
BlackRock, Inc.*..............................     2,900       121,800
Sotheby's Holdings, Inc. -- Class A*..........       400         9,275
The ServiceMaster Company.....................     4,000        46,000
                                                            ----------
                                                               177,075
                                                            ----------
CELLULAR COMMUNICATIONS -- 0.1%+
Motorola, Inc.................................       200         4,050
                                                            ----------
E-COMMERCE -- 1.2%+
Valassis Communications, Inc.*................     1,500        47,344
                                                            ----------
FINANCIAL SERVICES -- 10.6%+
Federal Agricultural Mortgage Corporation --
  Class C *...................................     3,600        84,150
Fifth Third Bancorp...........................       450        26,887
Jefferies Group, Inc..........................       300         9,375
LaBranche & Co. Inc.*.........................     3,200        97,800
Moody's Corporation...........................       200         5,138
Morgan Stanley Dean Witter & Co...............       300        23,775
The Bear Stearns Companies, Inc...............       300        15,206
The Dun & Bradstreet Corporation*.............       100         2,587
The Goldman Sachs Group, Inc..................       300        32,081
The John Nuveen Company -- Class A............     1,800       103,500
                                                            ----------
                                                               400,499
                                                            ----------
INTERNET TECHNOLOGY/SOFTWARE -- 1.2%+
IMS Health Incorporated.......................     1,000        27,000
International Business Machines
  Corporation (IBM)...........................       100         8,500
Microsoft Corporation*........................       200         8,675
                                                            ----------
                                                                44,175
                                                            ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
LEISURE/TOYS -- 0.2%+
Hasbro, Inc...................................       700    $    7,438
                                                            ----------
MEDIA CONTENT -- 22.5%+
Dow Jones & Company, Inc......................       100         5,662
First Data Corporation........................       200        10,537
Knight-Ridder, Inc............................       300        17,063
Meredith Corporation..........................     5,750       185,078
Pearson PLC ADR...............................       975        22,973
The E.W. Scripps Company -- Class A...........     4,200       264,075
The News Corporation Limited ADR..............       650        20,963
The New York Times Company -- Class A.........       600        24,038
The Walt Disney Company.......................     1,850        53,534
The Washington Post Company -- Class B........       300       185,063
Time Warner, Inc..............................       200        10,448
Tribune Company...............................       525        22,181
United News and Media PLC ADR.................       975        24,131
Westwood One , Inc.*..........................       300         5,794
                                                            ----------
                                                               851,540
                                                            ----------
MISCELLANEOUS -- 1.1%+
Lockheed Martin Corporation...................       400        13,580
The Boeing Company............................       400        26,400
                                                            ----------
                                                                39,980
                                                            ----------
PROPERTY/CASUALTY INSURANCE -- 27.4%+
Alleghany Corporation.........................     1,600       328,800
Cincinnati Financial Corporation..............       700        27,694
Fidelity National Financial, Inc..............     4,000       147,750
Leucadia National Corporation.................     4,000       141,750
MetLife, Inc..................................       700        24,500
Wesco Financial Corporation...................     1,300       366,275
                                                            ----------
                                                             1,036,769
                                                            ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                  SHARES      VALUE
----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 7.9%+
Forest City Enterprises, Inc. -- Class A.......       100   $    3,920
Insignia Financial Group, Inc.*................     4,400       52,250
Trizec Hahn Corporation........................     8,000      121,000
Vornado Realty Trust...........................     3,200      122,600
                                                            ----------
                                                               299,770
                                                            ----------
TOTAL COMMON STOCK (cost $2,635,998 )..........              2,991,915
                                                            ----------

        PUT OPTIONS PURCHASED -- 1.0%+           CONTRACTS
-----------------------------------------------------------------------
Microsoft Corporation
  Expiring January 2003 at $70.00..............         2         5,500
Morgan Stanley Dean Witter & Co.
  Expiring January 2003 at $60.00..............         2         1,500
Morgan Stanley Dean Witter & Co.
  Expiring January 2003 at $75.00..............         1         1,388
Motorola, Inc.
  Expiring January 2003 at $30.00..............         2         2,400
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $90.00..............         2         3,200
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $100.00.............         1         2,075
The News Corporation Limited
  Expiring January 2003 at $40.00..............         6         6,300
The Walt Disney Company
  Expiring January 2003 at $35.00..............        18        15,413
                                                             ----------
TOTAL PUT OPTIONS (cost $28,055)...............                  37,776
                                                             ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)


                                                 PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 19.4%+        AMOUNT       VALUE
-----------------------------------------------------------------------
American Family, 6.2353%.......................  $144,592    $  144,592
Firstar Bank, NA, 6.3963%......................   145,229       145,229
Sara Lee Corporation, 6.2463%..................   150,229       150,229
Wisconsin Corporate Central Credit Union,
  6.3163%......................................   144,229       144,229
Wisconsin Electric Power Company, 6.2352%......   152,127       152,127
                                                             ----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $736,406)....................................                 736,406
                                                             ----------
TOTAL INVESTMENTS -- 99.4%+ (COST $3,400,459)..              $3,766,097
                                                             ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR -- American Depository Receipts.
+  -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2000

          COMMON STOCKS -- 91.4%+              SHARES         VALUE
-----------------------------------------------------------------------
BIOMEDICAL -- 32.5%+
Amgen, Inc.*...............................      38,000    $ 2,429,625
AVAX Technologies, Inc.*...................      50,000        187,500
Biogen, Inc.*..............................      24,000      1,441,500
Biomira, Inc.*.............................      35,000        188,125
Bio-Technology General Corporation*........      33,000        233,061
Cell Genesys, Inc.*........................       4,225         96,383
Cell Pathways, Inc.*.......................       8,000         38,000
Chiron Corporation*........................      43,000      1,913,500
deCODE GENETICS, Inc.......................       5,000         52,500
EntreMed, Inc.*............................      11,000        189,750
Genentech, Inc.*...........................      25,480      2,076,620
Genzyme Corporation*.......................      34,500      3,102,844
Genzyme Molecular Oncology*................      17,000        156,187
Human Genome Sciences, Inc.*...............      13,000        901,062
IDEC Pharmaceuticals Corporation*..........      21,000      3,980,813
ILEX Oncology, Inc.*.......................      18,000        473,625
ImClone Systems Incorporated*..............       1,650         72,600
Immunex Corporation*.......................      17,000        690,625
Lexicon Genetics Incorporated*.............       7,500        124,688
Medarex, Inc.*.............................       4,000        163,000
Millennium Pharmaceuticals, Inc.*..........      16,296      1,008,315
NeoRx Corporation*.........................      27,000        141,750
Onyx Pharmaceuticals, Inc.*................      12,000        178,500
Progenics Pharmaceuticals, Inc.*...........       3,200         55,200
Ribozyme Pharmaceuticals, Inc.*............       7,500        107,344
Schering AG ADR*...........................       4,000        227,750
SuperGen, Inc.*............................       7,000         97,125
Targeted Genetics Corporation*.............      27,000        180,562
Transkaryotic Therapies, Inc.*.............       1,000         36,438
Tularik, Inc.*.............................       1,000         29,438
Vical Incorporated*........................       5,500        101,750
                                                           -----------
                                                            20,676,180
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                               SHARES         VALUE
-----------------------------------------------------------------------
MEDICAL LABS/TESTING SERVICES -- 4.1%+
IMPATH, Inc.*..............................      39,000    $ 2,593,500
                                                           -----------
PHARMACEUTICALS -- 54.8%+
Abbott Laboratories........................      37,000      1,792,187
ALZA Corporation*..........................     104,000      4,420,000
American Home Products Corporation.........      22,900      1,455,295
Aronex Pharmaceuticals, Inc.*..............      15,000         66,562
AstraZeneca Group PLC ADR..................      28,000      1,442,000
Aventis S.A. ADR...........................      23,000      1,937,750
BioChem Pharma, Inc.*......................      30,000        960,000
Bristol-Myers Squibb Company...............      33,000      2,439,937
Corixa Corporation*........................      16,006        446,167
Elan Corporation PLC ADR*..................      30,935      1,448,145
Eli Lilly and Company......................      21,000      1,954,312
Glaxo Wellcome PLC ADR*....................      24,673      1,381,688
Johnson & Johnson..........................      17,000      1,786,063
MedImmune, Inc.*...........................      22,500      1,072,969
Merck & Co., Inc...........................      22,000      2,059,750
MGI Pharma, Inc.*..........................      19,000        313,500
Novartis AG ADR............................      41,000      1,834,750
Pfizer, Inc................................      45,000      2,070,000
Pharmacia & Upjohn, Inc....................      29,539      1,801,879
Roche Holding AG ADR.......................      17,500      1,782,937
Schering-Plough Corporation................      41,000      2,326,750
Serono S.A. ADR*...........................       4,000         95,750
Syngenta AG ADR*...........................           1             14
                                                           -----------
                                                            34,888,405
                                                           -----------
TOTAL COMMON STOCK (cost $45,442,334)......                 58,158,085
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

              RIGHTS -- 0.0%+                  SHARES         VALUE
-----------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.0%+
Elan Corporation, PLC*# (cost $0)..........      31,000    $    24,219
                                                           -----------
      PUT OPTIONS PURCHASED -- 2.0%+          CONTRACTS
-----------------------------------------------------------------------
ALZA Corporation Expiring April 2001 at
  $30.00...................................         400         32,500
ALZA Corporation Expiring April 2001 at
  $37.50...................................         160         45,000
ALZA Corporation Expiring January 2002 at
  $37.50...................................         200         98,750
AstraZeneca Group PLC ADR Expiring July
  2001 at $45.00...........................         240         55,500
Aventis S.A. ADR Expiring April 2001 at
  $70.00...................................          60          9,375
Aventis S.A. ADR Expiring July 2001 at
  $70.00...................................          80         23,000
Bristol-Myers Squibb Company Expiring
  January 2002 at $65.00...................         100         50,000
Chiron Corporation Expiring April 2001 at
  $37.50...................................          80         28,500
Eli Lilly and Company Expiring January 2002
  at $70.00................................          30         12,938
Eli Lilly and Company Expiring January 2002
  at $75.00................................          40         23,000
Eli Lilly and Company Expiring January 2002
  at $80.00................................          60         45,000
Eli Lilly and Company
  Expiring January 2002 at $85.00..........          10          8,875
Genzyme Corporation
  Expiring April 2001 at $75.00............          60         37,125
Genzyme Corporation
  Expiring January 2002 at $85.00..........          90        154,125
IDEC Pharmaceuticals Corporation Expiring
  January 2001 at $75.00...................         200         10,000
IDEC Pharmaceuticals Corporation Expiring
  April 2001 at $115.00....................          10          6,625

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

PUT OPTIONS PURCHASED --
2.0%+ -- (CONTINUED)                          CONTRACTS       VALUE
-----------------------------------------------------------------------
IDEC Pharmaceuticals Corporation Expiring
  April 2001 at $135.00....................         100    $    95,000
IDEC Pharmaceuticals Corporation Expiring
  April 2001 at $160.00....................          70        140,875
IDEC Pharmaceuticals Corporation Expiring
  April 2001 at $170.00....................          20         47,500
IDEC Pharmaceuticals Corporation Expiring
  July 2001 at $180.00.....................          20         72,000
Immunex Corporation Expiring January 2002
  at $20.00................................          70         18,375
Johnson & Johnson Expiring July 2001 at
  $90.00...................................          60         18,000
MedImmune, Inc. Expiring June 2001 at
  $50.00...................................          40         43,500
Merck & Co., Inc. Expiring January 2002 at
  $75.00...................................          80         33,000
Merck & Co., Inc. Expiring January 2002 at
  $85.00...................................          60         43,878
Pfizer, Inc. Expiring January 2002 at
  $35.00...................................          30          5,250
Pfizer, Inc. Expiring January 2002 at
  $45.00...................................          40         21,000
Schering-Plough Corporation Expiring August
  2001 at $50.00...........................         100         30,000
Schering-Plough Corporation Expiring
  January 2002 at $50.00...................         130         57,688
                                                           -----------
TOTAL PUT OPTIONS --
  (cost $1,344,498)........................                  1,266,379
                                                           -----------
                                              PRINCIPAL
   VARIABLE RATE DEMAND NOTES** -- 8.3%+       AMOUNT
-----------------------------------------------------------------------
American Family, 6.2353%...................  $  432,246        432,246
Firstar Bank, NA, 6.3963%..................   2,469,246      2,469,246
Sara Lee Corporation, 6.2463%..............   1,750,576      1,750,576
Wisconsin Corporate Central Credit Union,
  6.3163%..................................     222,001        222,001

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

VARIABLE RATE DEMAND NOTES** --               PRINCIPAL
8.3%+ -- (CONTINUED)                           AMOUNT         VALUE
-----------------------------------------------------------------------
Wisconsin Electric Power Company,
  6.2352%..................................  $  422,751    $   422,751
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $5,296,820)..............................                  5,296,820
                                                           -----------
TOTAL INVESTMENTS -- 101.7%+ (COST
  $52,083,652).............................                $64,745,503
                                                           ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000

             COMMON STOCKS -- 62.2%+                 SHARES      VALUE
------------------------------------------------------------------------

                 EGYPT -- 14.5%+
------------------------------------------------------------------------
BREWERY -- 5.3%+
Al Ahram Beverages Company, S.A.E. GDR*...........      700    $  9,030
                                                               --------
CONSTRUCTION -- 2.8%+
Orascom Construction Industries...................      400       4,761
                                                               --------
FINANCE -- INVESTMENT BANKING -- 2.7%+
EFG-Hermes Holding, S.A.E. GDR(1).................    2,400       4,500
                                                               --------
TELECOMMUNICATION EQUIPMENT -- 3.7%+
Orascom Telecommunications GDR*(1)................    1,000       6,375
                                                               --------
  Total Egypt.....................................               24,666
                                                               --------

                 ISRAEL -- 35.0%+
------------------------------------------------------------------------
APPAREL MANUFACTURERS -- 4.2%+
Delta-Galil Industries, Ltd.......................      250       3,512
Delta-Galil Industries, Ltd. ADR..................      250       3,625
                                                               --------
                                                                  7,137
                                                               --------
CABLE TV -- 2.9%+
Matav-Cable Systems Media, Ltd. ADR...............      150       4,922
                                                               --------
DIVERSIFIED OPERATIONS -- 4.3%+
The Israel Land Development Company, Ltd. ADR.....      300       7,313
                                                               --------
ELECTRONIC COMPONENTS -- 2.0%+
Elron Electronic Industries Limited...............      100       2,863
RADA Electronic Industries Limited*...............      600         600
                                                               --------
                                                                  3,463
                                                               --------
INVESTMENT COMPANIES -- 21.0%+
Discount Investment Corporation...................      300      13,540
IDB Development Corporation, Ltd..................      386      14,367
Koor Industries Limited ADR.......................      600       7,875
                                                               --------
                                                                 35,782
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                     SHARES      VALUE
------------------------------------------------------------------------
VENTURE CAPITAL -- 0.6%+
Eshed Robotec Limited*r (Acquired 3/10/00, cost
  $5,953).........................................      539    $  1,112
                                                               --------
  Total Israel....................................               59,729
                                                               --------

                LEBANON -- 11.2%+
------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.7%+
Banque du Liban et d'Outre-Mer S.A.L. GDR*........      300       6,240
                                                               --------
REAL ESTATE DEVELOPMENT -- 7.5%+
SOLIDERE -- Class B*..............................    1,745      12,878
                                                               --------
  Total Lebanon...................................               19,118
                                                               --------

                 MOROCCO -- 1.5%+
------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.5%+
Omnium Nord Africain..............................       25       2,646
                                                               --------
  Total Morocco...................................                2,646
                                                               --------
TOTAL COMMON STOCK
  (cost $140,676).................................              106,159
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                    PRINCIPAL
      VARIABLE RATE DEMAND NOTES** -- 7.1%+          AMOUNT       VALUE
-------------------------------------------------------------------------
American Family, 6.2353%..........................   $2,413     $  2,413
Firstar Bank, NA, 6.3963%.........................    2,413        2,413
Sara Lee Corporation, 6.2463%.....................    2,413        2,413
Wisconsin Corporate Central Credit Union,
  6.3163%.........................................    2,413        2,413
Wisconsin Electric Power Company, 6.2352%.........    2,413        2,413
                                                                --------
TOTAL VARIABLE RATE DEMAND NOTES (cost $12,065)...                12,065
                                                                --------
TOTAL INVESTMENTS -- 69.3%+ (COST $152,741).......              $118,224
                                                                ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
+  -- Calculated as a percentage of net assets.
(1)  -- Fair valued security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2000

             COMMON STOCKS -- 87.7%+                SHARES       VALUE
------------------------------------------------------------------------
APPAREL & TEXTILES -- 3.3%+
Galey & Lord, Inc.*..............................     6,800    $ 17,000
                                                               --------
AEROSPACE/DEFENSE -- 3.2%+
Herley Industries, Inc.*.........................     1,000      16,625
                                                               --------
AUTO/TRUCK PARTS -- 2.9%+
Standard Motor Products, Inc.....................     2,000      14,750
                                                               --------
BANKS -- 8.4%+
California Center Bank...........................     1,400      28,525
Crusader Holding Corporation*....................     2,500      15,000
                                                               --------
                                                                 43,525
                                                               --------
BEVERAGES -- 2.9%+
Vermont Pure Holdings, Ltd.*.....................     7,200      14,850
                                                               --------
BROADCASTING/MEDIA -- 4.7%+
Radio Unica Corporation*.........................     6,400      24,000
                                                               --------
COMPUTER SERVICES -- 3.1%+
iGATE Capital Corporation*.......................     5,500      15,813
                                                               --------
DIVERSIFIED OPERATIONS -- 7.3%+
ESCO Technologies, Inc.*.........................       700      14,481
Resource America, Inc. -- Class A................     2,000      23,000
                                                               --------
                                                                 37,481
                                                               --------
E-COMMERCE -- 2.6%+
VerticalNet, Inc.*...............................     2,000      13,313
                                                               --------
ENERGY -- 4.5%+
H Power Corporation*.............................     3,000      23,062
                                                               --------
FOODS -- 10.0%+
Aurora Foods, Inc.*..............................     5,000      12,187
Flowers Industries, Inc..........................       700      11,025
Tasty Baking Company.............................     2,000      28,020
                                                               --------
                                                                 51,232
                                                               --------
LEISURE/TOYS -- 3.0%+
JAKKS Pacific, Inc.*.............................     1,700      15,513
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                    SHARES       VALUE
------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.9%+
Belden, Inc......................................       800    $ 20,300
Bel Fuse, Inc. -- Class B........................       300      10,200
                                                               --------
                                                                 30,500
                                                               --------
OIL EXPLORATION & PRODUCTION -- 11.0%+
Chesapeake Energy Corporation*...................     3,000      30,375
Grey Wolf, Inc.*.................................     4,500      26,437
                                                               --------
                                                                 56,812
                                                               --------
PAPER PRODUCTS -- 3.3%+
Pope & Talbot, Inc...............................     1,000      16,813
                                                               --------
RETAIL -- 8.8%+
NPC International, Inc.*.........................     1,500      16,219
U.S. Vision, Inc.*...............................     7,000      29,094
                                                               --------
                                                                 45,313
                                                               --------
TELEPHONE-INTEGRATED -- 2.8%+
Intermedia Communications, Inc.*.................     2,000      14,375
                                                               --------
TOTAL COMMON STOCK (cost $435,603)...............               450,977
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                   PRINCIPAL
     VARIABLE RATE DEMAND NOTES** -- 11.1%+         AMOUNT       VALUE
------------------------------------------------------------------------
American Family, 6.2353%.........................   $ 3,661    $  3,661
Firstar Bank, NA, 6.3963%........................    17,446      17,446
Sara Lee Corporation, 6.2463%....................    13,204      13,204
Wisconsin Corporate Central Credit Union,
  6.3163%........................................    15,468      15,468
Wisconsin Electric Power Company, 6.2352%........     7,190       7,190
                                                               --------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $56,969).......................................                56,969
                                                               --------
TOTAL INVESTMENTS -- 98.8%+ (COST $492,572)......              $507,946
                                                               ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
+  -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- December 31, 2000

             COMMON STOCKS -- 79.2%+                SHARES      VALUE
-----------------------------------------------------------------------

                 CHINA -- 9.1%+
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 5.1%+
China Mobile (Hong Kong) Limited*................    3,000    $ 16,385
                                                              --------
DIVERSIFIED OPERATIONS -- 1.9%+
Hutchison Whampoa Limited........................      500       6,234
                                                              --------
INTERNET TECHNOLOGY/HARDWARE -- 1.2%+
Legend Holdings Limited..........................    6,000       3,769
                                                              --------
TELECOM SERVICES -- 0.9%+
China Unicom Limited*............................    2,000       3,064
                                                              --------
  Total China....................................               29,452
                                                              --------

                 JAPAN -- 39.0%+
-----------------------------------------------------------------------
APPLICATION SOFTWARE -- 8.5%+
Nippon System Development Company, Ltd...........      100       8,757
Oracle Corporation Japan.........................      100      18,730
                                                              --------
                                                                27,487
                                                              --------
AUDIO/VIDEO PRODUCTS -- 2.2%+
Sony Corporation.................................      100       6,918
                                                              --------
ELECTRONIC COMPONENTS -- 10.8%+
NEC Corporation..................................    1,000      18,301
Sanyo Electric Co., Ltd..........................    2,000      16,637
                                                              --------
                                                                34,938
                                                              --------
ENTERTAINMENT SOFTWARE -- 4.3%+
Capcom Co., Ltd..................................      400      13,730
                                                              --------
SEMI-CONDUCTORS -- 11.0%+
ROHM Company Limited.............................      100      19,002
Tokyo Electron Limited...........................      300      16,497
                                                              --------
                                                                35,499
                                                              --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                    SHARES      VALUE
-----------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.2%+
Nippon Telegraph and Telephone Corporation.......        1    $  7,207
                                                              --------
  Total Japan....................................              125,779
                                                              --------

               SINGAPORE -- 14.4%+
-----------------------------------------------------------------------
BATTERIES -- 0.7%+
GP Batteries International Limited...............    2,000       2,249
                                                              --------
ELECTRONIC COMPONENTS -- 5.4%+
OMNI Industries Limited..........................    5,000       7,353
Venture Manufacturing, Ltd.......................    1,500      10,035
                                                              --------
                                                                17,388
                                                              --------
MANUFACTURING -- 0.8%+
Lung Kee Metal Holdings Limited..................    8,000       2,561
                                                              --------
RUBBER & PLASTIC -- 1.0%+
NatSteel Broadway Limited........................    2,000       3,299
                                                              --------
SATELLITE TELECOMMUNICATIONS -- 1.8%+
Datacraft Asia Limited...........................    1,000       4,720
Nera Telecommunications Limited..................    3,000       1,090
                                                              --------
                                                                 5,810
                                                              --------
SEMI-CONDUCTORS -- 3.7%+
Chartered Semiconductor Manufacturing Limited*...    1,000       2,734
Elec & Eltek International Company Limited.......    3,000       9,060
                                                              --------
                                                                11,794
                                                              --------
STEEL -- 1.0%+
NatSteel Limited.................................    2,000       3,368
                                                              --------
  Total Singapore................................               46,469
                                                              --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ASIA TECHNOLOGY PORTFOLIO
 Portfolio of Investments -- December 31, 2000 -- (Continued)

                                                    SHARES      VALUE
-----------------------------------------------------------------------
                TAIWAN -- 15.0%+
-----------------------------------------------------------------------
SEMI-CONDUCTORS -- 15.0%+
Powerchip Semiconductor Corporation GDR*.........    1,000    $  5,050
Taiwan Semiconductor Manufacturing Company, Ltd.
  ADR............................................    1,000      17,250
United Microelectronics Corporation ADR*.........    2,000      16,500
Winbond Electronics Corporation GDR..............    1,000       9,582
                                                              --------
  Total Taiwan...................................               48,382
                                                              --------

                THAILAND -- 1.7%+
-----------------------------------------------------------------------
COMPUTER EQUIPMENT -- 1.7%+
Cal-Comp Electronics Public Company Limited*.....    8,000       5,532
                                                              --------
  Total Thailand.................................                5,532
                                                              --------
TOTAL COMMON STOCK (cost $298,366 )..............              255,614
                                                              --------

                                                  PRINCIPAL
     VARIABLE RATE DEMAND NOTES** -- 20.6%+        AMOUNT
-----------------------------------------------------------------------
Chase Manhattan Bank, 4.6562%...................  $ 66,402      66,402
                                                              --------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $66,402)......................................                66,402
                                                              --------
TOTAL INVESTMENTS -- 99.8%+ (COST $364,768).....              $322,016
                                                              ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.
ADR  -- American Depository Receipts.
GDR -- Global Depository Receipts.
+  -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- December 31, 2000

                                             PRINCIPAL
                                               AMOUNT
     SHORT-TERM INVESTMENTS -- 41.2%+        OR SHARES       VALUE
---------------------------------------------------------------------
DISCOUNT NOTES -- 40.7%+
Federal Agriculture Mortgage Corporation
  Discount Note 6.5000%, 7/03/00 (cost
  $8,737,689)..............................  $8,739,000   $ 8,737,689
                                                          -----------
INVESTMENT COMPANIES -- 0.5%+
Firstar U.S. Government Money Market Fund
  (cost $97,155)...........................      97,155        97,155
                                                          -----------
TOTAL INVESTMENTS -- 41.2%+ (COST
  $8,834,844)..............................               $ 8,834,844
                                                          ===========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- December 31, 2000

             CALL OPTIONS WRITTEN               CONTRACTS     VALUE
---------------------------------------------------------------------
Mercury Computer Systems, Inc.
  Expiring February 2001 at $30.00............          20   $ 33,500
Safeguard Scientifics, Inc.
  Expiring February 2001 at $25.00............         620     15,500
                                                             --------
TOTAL CALL OPTIONS WRITTEN
  (premium $302,875)..........................                 49,000
                                                             --------
             PUT OPTIONS WRITTEN
---------------------------------------------------------------------
Gemstar-TV Guide International, Inc.
  Expiring February 2001 at $55.00............          10     12,375
Gemstar-TV Guide International, Inc.
  Expiring February 2001 at $60.00............          10     16,250
Liberty Digital , Inc. -- Class A
  Expiring February 2001 at $25.00............         140    274,750
Primedia, Inc.
  Expiring March 2001 at $17.50...............         120     69,000
                                                             --------
TOTAL PUT OPTIONS WRITTEN
  (premium $131,421)..........................                372,375
                                                             --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $434,296)................               $421,375
                                                             ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Options Written -- December 31, 2000

               CALL OPTIONS WRITTEN                 CONTRACTS    VALUE
-----------------------------------------------------------------------
Vodafone Group PLC ADR
  Expiring January 2003 at $50.00.................     150      $80,625
                                                                -------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $69,473).....................              $80,625
                                                                =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Options Written -- December 31, 2000

               CALL OPTIONS WRITTEN                 CONTRACTS    VALUE
-----------------------------------------------------------------------
Microsoft Corporation
  Expiring January 2003 at $100.00................       2      $   350
Morgan Stanley Dean Witter & Co.
  Expiring January 2003 at $110.00................       1        1,375
Morgan Stanley Dean Witter & Co.
  Expiring January 2003 at $120.00................       2        2,325
Motorola, Inc.
  Expiring January 2003 at $50.00.................       2          375
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $145.00................       1        2,075
The Goldman Sachs Group, Inc.
  Expiring January 2003 at $150.00................       2        4,025
The News Corporation Limited
  Expiring January 2003 at $65.00.................       6        1,013
The Walt Disney Company
  Expiring January 2003 at $47.50.................      18        4,331
                                                                -------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $23,832).....................              $15,869
                                                                =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2000

              CALL OPTIONS WRITTEN                CONTRACTS     VALUE
------------------------------------------------------------------------
ALZA Corporation
  Expiring April 2001 at $40.00.................      20      $   14,000
ALZA Corporation
  Expiring April 2001 at $47.50.................     200          76,250
ALZA Corporation
  Expiring January 2002 at $45.00...............     100          87,500
AstraZeneca Group PLC ADR
  Expiring July 2001 at $55.00..................     120          53,250
Aventis S.A. ADR
  Expiring April 2001 at $85.00.................      30          21,000
Aventis S.A. ADR
  Expiring July 2001 at $80.00..................      40          48,500
Bristol-Meyer Squibb Company
  Expiring January 2002 at $75.00...............      50          56,875
Chiron Corporation
  Expiring April 2001 at $50.00.................      40          20,500
Eli Lilly and Company
  Expiring January 2002 at $100.00..............      30          42,750
Eli Lilly and Company
  Expiring January 2002 at $105.00..............      40          47,500
Genetech, Inc.
  Expiring March 2001 at $105.00................      80          21,750
Genzyme Corporation
  Expiring April 2001 at $105.00................      30          24,938
Genzyme Corporation
  Expiring January 2002 at $110.00..............      60         108,000
Human Genome Sciences, Inc.
  Expiring January 2001 at $110.00..............      20           1,250
IDEC Pharmaceuticals Corporation
  Expiring April 2001 at $180.00................      30         123,375
IDEC Pharmaceuticals Corporation
  Expiring April 2001 at $200.00................      20          63,750
IDEC Pharmaceuticals Corporation
  Expiring July 2001 at $230.00.................      10          32,750
Immunex Corporation
  Expiring January 2002 at $90.00...............      20          12,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2000 -- (Continued)

                                                  CONTRACTS     VALUE
------------------------------------------------------------------------
IMPATH, Inc.
  Expiring January 2001 at $35.00...............      40      $   12,750
IMPATH, Inc.
  Expiring April 2001 at $30.00.................      60          51,750
Johnson & Johnson
  Expiring July 2001 at $110.00.................      30          23,625
MedImmune, Inc.
  Expiring March 2001 at $90.00.................      20           1,125
MedImmune, Inc.
  Expiring June 2001 at $75.00..................      10           3,062
Merck & Co., Inc.
  Expiring January 2002 at $100.00..............      30          35,625
Merck & Co., Inc.
  Expiring January 2002 at $110.00..............      40          33,000
Millennium Pharmaceuticals, Inc.
  Expiring May 2001 at $90.00...................      20          16,750
Pfizer, Inc.
  Expiring January 2002 at $50.00...............      20          12,250
Pfizer, Inc.
  Expiring January 2002 at $55.00...............      20           9,000
Schering-Plough Corporation
  Expiring August 2001 at $65.00................      50          20,625
Schering-Plough Corporation
  Expiring January 2002 at $60.00...............      70          58,625
                                                              ----------
TOTAL CALL OPTIONS WRITTEN
  (premium $1,227,904)..........................               1,134,125
                                                              ----------
              PUT OPTIONS WRITTEN
------------------------------------------------------------------------
Human Genome Sciences, Inc.
  Expiring January 2001 at $65.00...............      20           9,250
IMPATH, Inc.
  Expiring April 2001 at $13.50.................      40           2,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2000 -- (Continued)

                                                  CONTRACTS     VALUE
------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.
  Expiring May 2001 at $60.00...................      20      $   27,500
                                                              ----------
TOTAL PUT OPTIONS WRITTEN
  (premium $48,413).............................                  38,750
                                                              ----------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $1,276,317)................              $1,172,875
                                                              ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- December 31, 2000

               CALL OPTIONS WRITTEN                  CONTRACTS   VALUE
-----------------------------------------------------------------------
VerticalNet, Inc.
  Expiring January 2001 at $7.50...................      20      $2,375
iGATE Capital Corporation
  Expiring March 2001 at $7.50.....................      30         938
Intermedia Communications, Inc.
  Expiring January 2001 at $12.50..................      20         750
                                                                 ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $7,192).......................              $4,063
                                                                 ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                                          THE INTERNET      THE INTERNET
                                          THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*................  $441,015,657     $ 4,383,695      $ 8,631,073
  Receivable for securities loaned......    62,164,698       1,015,300        5,555,150
  Cash..................................     7,749,407         106,970          529,276
  Dividends and interest receivable.....       112,096           7,747            5,776
  Receivable for investments sold.......    10,153,914          14,481          928,313
  Other assets..........................        73,531             797            1,599
                                          ------------     -----------      -----------
      Total assets......................   521,269,303       5,528,990       15,651,187
                                          ------------     -----------      -----------
LIABILITIES:
  Written options, at value**...........       421,375              --               --
  Payables for collateral received for
    securities loaned...................    62,164,698       1,015,300        5,555,150
  Payable to Adviser....................       450,539           5,280           11,946
  Payable to Trustees...................        20,263             217              400
  Payable for investments purchased.....       220,258              --          130,873
  Payable for redeemed capital..........     4,132,662          25,638           29,152
  Accrued expenses and other
    liabilities.........................       184,819           8,264            7,085
                                          ------------     -----------      -----------
      Total liabilities.................    67,594,614       1,054,699        5,734,606
                                          ------------     -----------      -----------
    Net assets..........................  $453,674,689     $ 4,474,291      $ 9,916,581
                                          ============     ===========      ===========
 * Cost of investments..................  $589,880,329     $11,949,759      $13,897,115
                                          ============     ===========      ===========
** Premiums received....................  $    434,296     $        --      $        --
                                          ============     ===========      ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                            THE INTERNET      THE NEW
                                            GLOBAL GROWTH     PARADIGM     THE MEDICAL
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*..................   $10,208,335     $3,766,097    $64,745,503
  Receivable for securities loaned........     3,639,250        602,596     48,425,300
  Receivable for contributing capital.....            --         21,601             --
  Cash....................................        24,244         53,578        162,290
  Dividends and interest receivable.......        11,658          3,895         44,282
  Receivable for investments sold.........       427,274        247,540             --
  Other assets............................         2,385            304          6,365
                                             -----------     ----------    -----------
      Total assets........................    14,313,146      4,695,611    113,383,740
                                             -----------     ----------    -----------
LIABILITIES:
  Written options, at value**.............        80,625         15,869      1,172,875
  Payables for collateral received for
    securities loaned.....................     3,639,250        602,596     48,425,300
  Payable to Adviser......................        11,819          3,760         65,425
  Payable to Trustees.....................           446             57          1,202
  Payable for investments purchased.......            --        277,435             --
  Payable for redeemed capital............        21,314             --         55,009
  Accrued expenses and other
    liabilities...........................         7,454          6,655         16,816
                                             -----------     ----------    -----------
      Total liabilities...................     3,760,908        906,372     49,736,627
                                             -----------     ----------    -----------
    Net assets............................   $10,552,238     $3,789,239    $63,647,113
                                             ===========     ==========    ===========
 * Cost of investments....................   $18,045,673     $3,400,459    $52,083,652
                                             ===========     ==========    ===========
** Premiums received......................   $    69,473     $   23,832    $ 1,276,317
                                             ===========     ==========    ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2000

                                                                               THE KINETICS
                                                                                GOVERNMENT
                                                  THE SMALL CAP    THE ASIA       MONEY
                               THE MIDDLE EAST    OPPORTUNITIES   TECHNOLOGY      MARKET
                               GROWTH PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.....      $118,224         $507,946       $322,016    $ 8,834,844
  Receivable for contributed
    capital..................            --               --             --     12,634,781
  Cash.......................        44,581           37,612         59,714             --
  Foreign currencies.........            11               --             --             --
  Dividends and interest
    receivable...............           316              340            222            484
  Receivable for investments
    sold.....................        13,105               --             --             --
  Other assets...............             5               62             --             53
                                   --------         --------       --------    -----------
      Total assets...........       176,242          545,960        381,952     21,470,162
                                   --------         --------       --------    -----------
LIABILITIES:
  Written options, at
    value**..................            --            4,063             --             --
  Payable to Adviser.........           157              426            269         10,788
  Payable to Trustees........             6                7             --            623
  Payable for investments
    purchased................            --           21,732         54,183             --
  Accrued expenses and other
    liabilities..............         5,507            5,354          4,855         14,074
                                   --------         --------       --------    -----------
      Total liabilities......         5,670           31,582         59,307         25,485
                                   --------         --------       --------    -----------
    Net assets...............      $170,572         $514,378       $322,645    $21,444,677
                                   ========         ========       ========    ===========
 * Cost of investments.......      $152,741         $492,572       $364,768    $ 8,834,844
                                   ========         ========       ========    ===========
** Premiums received.........      $     --         $  7,192       $     --    $        --
                                   ========         ========       ========    ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Period Ended December 31, 2000

                                                           THE INTERNET        THE INTERNET
                                        THE INTERNET         EMERGING         INFRASTRUCTURE
                                        PORTFOLIO(1)    GROWTH PORTFOLIO(1)    PORTFOLIO(1)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+..........................  $     636,670       $     6,935        $    23,940
  Interest............................      2,801,441            76,517             92,199
  Income from securities lending......        381,753             7,496              3,936
                                        -------------       -----------        -----------
        Total Investment Income.......      3,819,864            90,948            120,075
                                        -------------       -----------        -----------
EXPENSES
  Investment advisory fees............      6,449,122            71,663            135,856
  Administration fees.................        515,930             5,730             10,868
  Professional fees...................        158,921             3,589              3,930
  Custodian fees and expenses.........        104,630             8,084              5,636
  Trustees' fees and expenses.........         55,313               616              1,129
  Fund accounting fees................         78,063            21,331             20,953
  Other expenses......................          1,355                15                 26
                                        -------------       -----------        -----------
        Total expenses................      7,363,334           111,028            178,398
Less, expense waiver..................             --            (5,334)            (5,333)
                                        -------------       -----------        -----------
        Net expenses..................      7,363,334           105,694            173,065
                                        -------------       -----------        -----------
NET INVESTMENT LOSS...................     (3,543,470)          (14,746)           (52,990)
                                        -------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized loss on:
    Investments and foreign
      currency........................    (72,746,192)       (2,906,543)        (7,236,460)
    Written option contracts expired
      or closed.......................     (1,797,666)               --                 --
  Net change in unrealized
    appreciation (depreciation) of:
    Investments and foreign
      currency........................   (253,225,155)       (2,472,364)          (777,283)
    Written option contracts..........         12,925                --                 --
                                        -------------       -----------        -----------
Net Loss on Investments...............   (327,756,088)       (5,378,907)        (8,013,743)
                                        -------------       -----------        -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.....................  $(331,299,558)      $(5,393,653)       $(8,066,733)
                                        =============       ===========        ===========
+ Net of foreign taxes withheld of:...  $       1,770       $        30        $        63
                                        =============       ===========        ===========

------------------
(1) From April 28, 2000, (date of inception) through December 31, 2000.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Period Ended December 31, 2000

                                               THE INTERNET      THE NEW
                                               GLOBAL GROWTH     PARADIGM     THE MEDICAL
                                               PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+.................................   $ 1,090,350     $  16,816     $   165,873
  Interest...................................        22,039        28,671         135,801
  Income from securities lending.............        17,608         1,083          27,073
                                                -----------     ---------     -----------
        Total Investment Income..............     1,129,997        46,570         328,747
                                                -----------     ---------     -----------
EXPENSES
  Investment advisory fees...................       147,926        26,576         444,235
  Administration fees........................        11,849         2,126          35,539
  Professional fees..........................         4,281         2,580          10,217
  Custodian fees and expenses................         4,401         7,732           7,791
  Trustees' fees and expenses................         1,263           180           3,048
  Fund accounting fees.......................        27,311        21,328          21,680
  Other expenses.............................            30             4              47
                                                -----------     ---------     -----------
        Total expenses.......................       197,061        60,526         522,557
Less, expense waiver.........................       (11,333)       (5,333)         (4,330)
                                                -----------     ---------     -----------
        Net expenses.........................       185,728        55,193         518,227
                                                -----------     ---------     -----------
NET INVESTMENT INCOME (LOSS).................       944,269        (8,623)       (189,480)
                                                -----------     ---------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
    Investments and foreign currency.........    (6,067,785)     (226,061)        273,829
    Written option contracts expired or
      closed.................................            --            --          69,865
  Net change in unrealized appreciation
    (depreciation) of:
    Investments and foreign currency.........    (2,146,662)      699,858      12,190,666
    Written option contracts.................       (11,152)        7,963         103,442
                                                -----------     ---------     -----------
Net Gain (Loss) on Investments...............    (8,225,599)      481,760      12,637,802
                                                -----------     ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................   $(7,281,330)    $ 473,137     $12,448,322
                                                ===========     =========     ===========
+ Net of foreign taxes withheld of:..........   $     7,136     $      79     $     5,707
                                                ===========     =========     ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Period Ended December 31, 2000

                                                                          THE SMALL CAP
                                                      THE MIDDLE EAST     OPPORTUNITIES
                                                    GROWTH PORTFOLIO(1)   PORTFOLIO(1)
---------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+......................................       $  1,049           $  2,727
  Interest........................................          1,183              2,020
  Income from securities lending..................             15                145
                                                         --------           --------
        Total Investment Income...................          2,247              4,892
                                                         --------           --------
EXPENSES
  Investment advisory fees........................          2,023              2,848
  Administration fees.............................            162                228
  Professional fees...............................          2,143              2,151
  Custodian fees and expenses.....................          4,144              4,483
  Trustees' fees and expenses.....................             17                 18
  Fund accounting fees............................         26,410             20,513
  Other expenses..................................             --                 --
                                                         --------           --------
        Total expenses............................         34,899             30,241
Less, expense waiver..............................        (11,333)            (5,333)
                                                         --------           --------
        Net expenses..............................         23,566             24,908
                                                         --------           --------
NET INVESTMENT LOSS...............................        (21,319)           (20,016)
                                                         --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments and foreign currency..............        (28,906)            (7,100)
    Written option contracts expired or closed....             --              3,770
  Net change in unrealized appreciation of:
    Investments and foreign currency..............          4,962             19,802
    Written option contracts......................             --              3,129
                                                         --------           --------
Net Gain (Loss) on Investments....................        (23,944)            19,601
                                                         --------           --------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................       $(45,263)          $   (415)
                                                         ========           ========
+ Net of foreign taxes withheld of:...............       $    339           $     --
                                                         ========           ========

------------------
(1) From April 28, 2000, (date of inception) through December 31, 2000.
(2) From October 20, 2000, (date of inception) through December 31, 2000.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Period Ended December 31, 2000

                                                         THE ASIA        THE KINETICS
                                                        TECHNOLOGY     GOVERNMENT MONEY
                                                       PORTFOLIO(2)   MARKET PORTFOLIO(1)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends+.........................................    $     61         $       --
  Interest...........................................         730          1,424,090
                                                         --------         ----------
        Total Investment Income......................         791          1,424,090
                                                         --------         ----------
EXPENSES
  Investment advisory fees...........................         553            115,965
  Administration fees................................          44             23,193
  Professional fees..................................         526              7,505
  Custodian fees and expenses........................         560              6,844
  Trustees' fees and expenses........................          --              2,249
  Fund accounting fees...............................       9,833             26,021
  Other expenses.....................................          --                 21
                                                         --------         ----------
        Total expenses...............................      11,516            181,798
Less, expense waiver.................................      (4,250)                --
                                                         --------         ----------
        Net expenses.................................       7,266            181,798
                                                         --------         ----------
NET INVESTMENT INCOME (LOSS).........................      (6,475)         1,242,292
                                                         --------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments and foreign currency.................       3,236                 --
  Net change in unrealized appreciation
    (depreciation) of:
    Investments and foreign currency.................     (42,752)                --
                                                         --------         ----------
Net Gain (Loss) on Investments.......................     (39,516)                --
                                                         --------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................    $(45,991)        $1,242,292
                                                         ========         ==========
+ Net of foreign taxes withheld of:..................    $     18         $       --
                                                         ========         ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 For the Period Ended December 31, 2000

                                                           THE INTERNET      THE INTERNET
                                         THE INTERNET     EMERGING GROWTH   INFRASTRUCTURE
                                         PORTFOLIO(1)      PORTFOLIO(1)      PORTFOLIO(1)
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss.................  $    (3,543,470)    $   (14,746)     $   (52,990)
  Net realized loss on sale of
    investments, foreign currency and
    written options...................      (74,543,858)     (2,906,543)      (7,236,460)
  Net change in unrealized
    depreciation of investments,
    foreign currency and written
    options...........................     (253,212,230)     (2,472,364)        (777,283)
                                        ---------------     -----------      -----------
      Net decrease in net assets
        resulting from operations.....     (331,299,558)     (5,393,653)      (8,066,733)
                                        ---------------     -----------      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.......................    2,752,495,086      13,177,947       23,820,422
  Withdrawals.........................   (1,967,520,839)     (3,310,003)      (5,837,108)
                                        ---------------     -----------      -----------
      Net increase in net assets
        resulting from beneficial
        interest transactions.........      784,974,247       9,867,944       17,983,314
                                        ---------------     -----------      -----------
  Total increase in net assets........      453,674,689       4,474,291        9,916,581
NET ASSETS:
  Beginning of period.................               --              --               --
                                        ---------------     -----------      -----------
  End of period.......................  $   453,674,689     $ 4,474,291      $ 9,916,581
                                        ===============     ===========      ===========

------------------
(1) From April 28, 2000, (date of inception) through December 31, 2000.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 For the Period Ended December 31, 2000

                                      THE INTERNET GLOBAL   THE NEW PARADIGM   THE MEDICAL
                                      GROWTH PORTFOLIO(1)     PORTFOLIO(1)     PORTFOLIO(1)
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)......      $   944,269          $   (8,623)     $  (189,480)
  Net realized gain (loss) on sale
    of investments, foreign currency
    and written options.............       (6,067,785)           (226,061)         343,694
  Net change in unrealized
    appreciation (depreciation) of
    investments, foreign currency
    and written options.............       (2,157,814)            707,821       12,294,108
                                          -----------          ----------      -----------
      Net increase (decrease) in net
        assets resulting from
        operations..................       (7,281,330)            473,137       12,448,322
                                          -----------          ----------      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.....................       26,938,849           4,179,754       97,167,519
  Withdrawals.......................       (9,105,281)           (863,652)     (45,968,728)
                                          -----------          ----------      -----------
      Net increase in net assets
        resulting from beneficial
        interest transactions.......       17,833,568           3,316,102       51,198,791
                                          -----------          ----------      -----------
  Total increase in net assets......       10,552,238           3,789,239       63,647,113
NET ASSETS:
  Beginning of period...............               --                  --               --
                                          -----------          ----------      -----------
  End of period.....................      $10,552,238          $3,789,239      $63,647,113
                                          ===========          ==========      ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 For the Period Ended December 31, 2000

                                      THE MIDDLE      THE SMALL                     THE KINETICS
                                         EAST            CAP          THE ASIA       GOVERNMENT
                                        GROWTH      OPPORTUNITIES    TECHNOLOGY     MONEY MARKET
                                     PORTFOLIO(1)   PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(1)
--------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).....   $ (21,319)      $ (20,016)      $  (6,475)   $     1,242,292
  Net realized gain (loss) on sale
    of investments, foreign
    currency and written options...     (28,906)         (3,330)          3,236                 --
  Net change in unrealized
    appreciation (depreciation) of
    investments, foreign currency
    and written options............       4,962          22,931         (42,752)                --
                                      ---------       ---------       ---------    ---------------
      Net increase (decrease) in
        net assets resulting from
        operations.................     (45,263)           (415)        (45,991)         1,242,292
                                      ---------       ---------       ---------    ---------------
NET INCREASE IN NET ASSETS
  RESULTING FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions....................     421,815         963,578         562,420      1,649,298,514
  Withdrawals......................    (205,980)       (448,785)       (193,784)    (1,629,096,129)
                                      ---------       ---------       ---------    ---------------
      Net increase in net assets
        resulting from beneficial
        interest transactions......     215,835         514,793         368,636         20,202,385
                                      ---------       ---------       ---------    ---------------
  Total increase in net assets.....     170,572         514,378         322,645         21,444,677
NET ASSETS:
  Beginning of period..............          --              --              --                 --
                                      ---------       ---------       ---------    ---------------
  End of period....................   $ 170,572       $ 514,378       $ 322,645    $    21,444,677
                                      =========       =========       =========    ===============

------------------
(1) From April 28, 2000, (date of inception) through December 31, 2000.
(2) From October 20, 2000, (date of inception) through December 31, 2000.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2000

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio, The Energy Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000, except for The Asia Technology Portfolio and The Energy Portfolio, which commenced operations on October 20, 2000 and December 29, 2000, respectively.

The accompanying financial statements exclude The Energy Portfolio; financial statements for this Master Portfolio are reported on separately.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests in equity securities of companies engaged in a broad range of Internet-related activities. The Internet Emerging Growth Portfolio invests in equity securities of small and medium capitalization companies engaged in business of the Internet and Internet-related activities. The Internet Infrastructure Portfolio invests in equity securities of companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Internet Global Growth Portfolio invests in equity securities of foreign and U.S. companies

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

engaged in business of the Internet and Internet-related activities. The New Paradigm Portfolio invests in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues as a result of increased involvement in, or growth of, the Internet. The Medical Portfolio invests in equity securities of companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Middle East Growth Portfolio invests in equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Small Cap Opportunities Portfolio invests in equity securities of small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Asia Technology Portfolio invests primarily in the equity securities of companies located or operating in Asia engaged in technology related business activities. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2000, The Internet Global Growth Portfolio and The Middle East Growth Portfolio held one and three such securities which represented 0.02% and 6.38% of the portfolio's investments, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2000, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate market value of $92,813, $92,813 and $1,112, respectively, which are unregistered and thus restricted as to resale. The restricted securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 2.1%, 0.9% and 0.6%, respectively, of the net assets of each Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Feeder Funds' net asset value, but it will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Master Portfolios expect that the impact of the adoption of this principle will not be material to the financial statements.

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets.

The Adviser entered into a sub-advisory agreement with UOB Global Capital LLC, to assist it in the day-to-day management of The Asia Technology Portfolio. UOB Global Capital LLC, determines which securities will be purchased, retained or sold for The Asia Technology Portfolio and provides the Adviser with information on international and economic developments. The Adviser pays UOB Global Capital LLC 50% of The Asia Technology Portfolio's Management fee of 1.25% of average daily net assets.

The Adviser also serves as administrator to the Master Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administration fee equal to 0.10%

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

of each Master Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Master Portfolios by Firstar. During the period from April 28, 2000 (commencement of operations of the Master Portfolios) through December 31, 2000, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio and The Kinetics Government Money Market Portfolio incurred expenses of $515,930, $5,730, $10,868, $11,849, $2,126, $35,539, $162, $228, $44 and $23,193, respectively, pursuant to the Administrative Services Agreement. Firstar has agreed to waive a portion of the Master Portfolios' expenses. For the period ended December 31, 2000, the expense amounts waived for The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio and The Asia Technology Portfolio by Firstar were $5,334, $5,333, $11,333, $5,333, $4,330, $11,333, $5,333 and $4,250,
respectively.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from April 28, 2000 (commencement of operations of the Master Portfolios) through December 31, 2000 were as follows:

                                    PURCHASES                      SALES
                            --------------------------   -------------------------
                               U.S.                         U.S.
                            GOVERNMENT       OTHER       GOVERNMENT      OTHER
                            -----------   ------------   ----------   ------------
The Internet Portfolio....           --   $105,232,716    --          $403,831,479
The Internet Emerging
  Growth Portfolio........           --   $  1,942,183    --          $  2,442,957
The Internet
  Infrastructure
  Portfolio...............           --   $  3,598,630    --          $  5,099,506
The Internet Global Growth
  Portfolio...............           --   $  3,251,025    --          $  8,660,111
The New Paradigm
  Portfolio...............           --   $  2,194,245    --          $  2,470,538
The Medical Portfolio.....           --   $  9,760,274    --          $    693,002
The Middle East Growth
  Portfolio...............           --   $     65,846    --          $     66,710
The Small Cap
  Opportunities
  Portfolio...............           --   $    930,164    --          $    574,033
The Asia Technology
  Portfolio...............           --   $    412,105    --          $    117,259

As of December 31, 2000, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                       NET
                                   APPRECIATION    APPRECIATED    DEPRECIATED
                                  (DEPRECIATION)   SECURITIES     SECURITIES
                                  --------------   -----------   -------------
The Internet Portfolio..........  $(152,122,223)   $70,586,677   $(222,708,900)
The Internet Emerging Growth
  Portfolio.....................  $  (7,580,636)   $     4,202   $  (7,584,838)
The Internet Infrastructure
  Portfolio.....................  $  (5,266,042)   $   438,734   $  (5,704,776)
The Internet Global Growth
  Portfolio.....................  $  (7,837,338)   $   670,410   $  (8,507,748)
The New Paradigm Portfolio......  $     365,105    $   466,738   $    (101,633)
The Medical Portfolio...........  $  12,661,851    $16,420,931   $  (3,759,080)
The Middle East Growth
  Portfolio.....................  $     (34,517)   $        60   $     (34,577)
The Small Cap Opportunities
  Portfolio.....................  $       9,269    $    58,708   $     (49,439)
The Asia Technology Portfolio...  $     (43,552)   $       445   $     (43,997)

At December 31, 2000, the cost of investments for federal income tax purposes was $593,137,880, $11,964,331, $13,897,115, $18,045,673,

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

$3,400,992, $52,083,652, $152,741, $498,677 and $365,568 for The Internet
Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio and The Asia Technology Portfolio, respectively. Any differences between book and tax cost basis are due primarily to wash sale losses.

For the period from April 28, 2000 through December 31, 2000 the Master Portfolios wrote the following options:

                                               NUMBER        PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   -----------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        500      $   448,485
Options Written...........................      9,866        6,133,332
Options Exercised.........................     (3,005)      (1,831,532)
Options Expired...........................       (205)        (122,960)
Options Closed............................     (6,236)      (4,193,029)
                                               ------      -----------
Outstanding at the End of Period..........        920      $   434,296
                                               ======      ===========
THE INTERNET INFRASTRUCTURE PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --               --
Options Written...........................        100      $     3,940
Options Exercised.........................       (100)          (3,940)
                                               ------      -----------
Outstanding at the End of Period..........         --      $        --
                                               ======      ===========
THE INTERNET GLOBAL GROWTH PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --               --
Options Written...........................        150      $    69,473
Options Terminated........................         --               --
                                               ------      -----------
Outstanding at the End of Period..........        150      $    69,473
                                               ======      ===========
THE NEW PARADIGM PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --               --
Options Written...........................         34      $    23,832
Options Terminated........................         --               --
                                               ------      -----------
Outstanding at the End of Period..........         34      $    23,832
                                               ======      ===========
THE MEDICAL PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --               --
Options Written...........................      1,540      $ 1,423,747
Options Expired...........................        (20)          (4,555)
Options Closed............................        (90)        (142,875)
                                               ------      -----------
Outstanding at the End of Period..........      1,430      $ 1,276,317
                                               ======      ===========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

                                               NUMBER        PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   -----------
THE SMALL CAP OPPORTUNITIES PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --               --
Options Written...........................        140      $    10,962
Options Expired...........................        (70)          (3,770)
                                               ------      -----------
Outstanding at the End of Period..........         70      $     7,192
                                               ======      ===========

5.   PORTFOLIO SECURITIES LOANED

As of December 31, 2000, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $60,946,762   $62,164,698
The Internet Emerging Growth Portfolio....  $   995,392   $ 1,015,300
The Internet Infrastructure Portfolio.....  $ 5,446,225   $ 5,555,150
The Internet Global Growth Portfolio......  $ 3,567,892   $ 3,639,250
The New Paradigm Portfolio................  $   590,780   $   602,596
The Medical Portfolio.....................  $47,475,784   $48,425,300

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2000

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the period from April 28, 2000, commencement of operations, to December 31, 2000 were as follows:

                                                       THE INTERNET      THE INTERNET
                                       THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                       ------------   ---------------   --------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement*.......      1.43%            1.93%            1.64%
 After expense reimbursement*........      1.43%            1.84%            1.59%
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement*.......     (0.69%)          (0.35%)          (0.54%)
 After expense reimbursement*........     (0.69%)          (0.26%)          (0.49%)
Portfolio turnover rate..............        16%              30%              26%

    -------------------
    * Annualized.

                                       THE INTERNET     THE NEW
                                       GLOBAL GROWTH   PARADIGM    THE MEDICAL
                                         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                       -------------   ---------   -----------
Ratio of expenses to average net
 assets:
 Before expense reimbursement*.......      1.66%          2.85%        1.47%
 After expense reimbursement*........      1.56%          2.60%        1.46%
Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement*.......      7.85%         (0.66%)      (0.55%)
 After expense reimbursement*........      7.95%         (0.41%)      (0.54%)
Portfolio turnover rate..............        20%            89%           1%

    -------------------
    * Annualized.

                                          THE                                   THE KINETICS
                                        MIDDLE       THE SMALL                   GOVERNMENT
                                         EAST           CAP         THE ASIA       MONEY
                                        GROWTH     OPPORTUNITIES   TECHNOLOGY      MARKET
                                       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ---------   -------------   ----------   ------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement*.......    21.54%        13.27%         26.05%        0.78%
 After expense reimbursement*........    14.54%        10.93%         16.44%        0.78%
Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement*.......   (20.15%)      (11.12%)       (24.26%)       5.36%
 After expense reimbursement*........   (13.15%)       (8.78%)       (14.65%)       5.36%
Portfolio turnover rate..............       54%          198%            82%         N/A

    -------------------
    * Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Beneficial Owners of
  Kinetics Portfolios Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments and portfolios of options written, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, The Asia Technology Portfolio and The Kinetics Government Money Market Portfolio (each a series of Kinetics Portfolios Trust, hereafter referred to as the "Portfolios") at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 28, 2001

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                              INVESTMENT ADVISER,
                          SHAREHOLDER SERVICING AGENT
                               AND ADMINISTRATOR
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                               SUB-ADMINISTRATOR,
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS.